UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Founders Fund

Semi-Annual Report
October 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Alphabet, Inc. Class C	6.1
UnitedHealth Group, Inc.	5.7
Microsoft Corp.	5.6
Marriott International, Inc. Class A	4.1
Tourmaline Oil Corp.	4.1
Hess Corp.	3.9
Regeneron Pharmaceuticals, Inc.	3.6
Uber Technologies, Inc.	3.1
Amazon.com, Inc.	2.7
Steel Dynamics, Inc.	2.4
41.3

Market Sectors (% of Fund's net assets)

Consumer Discretionary	19.6
Information Technology	17.9
Health Care	15.1
Communication Services	11.6
Energy	11.0
Financials	9.5
Materials	4.5
Industrials	4.4
Consumer Staples	2.1
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.6%
Entertainment - 2.6%
Endeavor Group Holdings, Inc. (a)	13,725	299,754
Netflix, Inc. (a)	5,418	1,581,406
Roblox Corp. (a)(b)	5,335	238,688
Spotify Technology SA (a)	788	63,497
		2,183,345
Interactive Media & Services - 8.5%
Alphabet, Inc. Class C (a)	52,685	4,987,161
Meta Platforms, Inc. Class A (a)	8,309	774,066
VerticalScope Holdings, Inc. (a)	7,292	38,806
Zoominfo Technologies, Inc. (a)	26,785	1,192,736
		6,992,769
Media - 0.5%
S4 Capital PLC (a)	1,787	3,601
The Trade Desk, Inc. (a)	7,348	391,208
		394,809
TOTAL COMMUNICATION SERVICES		9,570,923
CONSUMER DISCRETIONARY - 19.6%
Automobiles - 1.3%
Rivian Automotive, Inc. (b)	1,109	38,782
Tesla, Inc. (a)	4,557	1,036,900
		1,075,682
Hotels, Restaurants & Leisure - 5.6%
Airbnb, Inc. Class A (a)	9,708	1,037,882
Dutch Bros, Inc. (a)	300	11,073
Marriott International, Inc. Class A	21,364	3,420,590
Monarch Casino & Resort, Inc. (a)	618	49,075
Penn Entertainment, Inc. (a)	3,300	109,230
		4,627,850
Household Durables - 0.1%
Garmin Ltd.	665	58,547
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	22,065	2,260,339
Farfetch Ltd. Class A (a)(b)	7,984	67,704
Global-e Online Ltd. (a)	12,690	320,930
Lyft, Inc. (a)	48,966	716,862
Revolve Group, Inc. (a)(b)	7,600	182,400
thredUP, Inc. (a)	400	492
Uber Technologies, Inc. (a)	94,374	2,507,517
Wayfair LLC Class A (a)	2,097	79,518
		6,135,762
Specialty Retail - 1.8%
Aritzia, Inc. (a)	29,077	1,127,778
Auto1 Group SE (a)(c)	3,871	26,071
Industria de Diseno Textil SA	14,933	338,538
		1,492,387
Textiles, Apparel & Luxury Goods - 3.3%
Capri Holdings Ltd. (a)	15,199	694,290
LVMH Moet Hennessy Louis Vuitton SE	1,357	856,260
Moncler SpA	8,402	362,770
On Holding AG (a)	300	5,277
Prada SpA	99,005	450,903
Ralph Lauren Corp.	3,856	357,413
		2,726,913
TOTAL CONSUMER DISCRETIONARY		16,117,141
CONSUMER STAPLES - 2.1%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	820	306,098
Monster Beverage Corp. (a)	12,173	1,140,854
		1,446,952
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,417	284,094
The Beauty Health Co. (a)(b)	3,100	35,433
		319,527
TOTAL CONSUMER STAPLES		1,766,479
ENERGY - 11.0%
Energy Equipment & Services - 0.3%
Tenaris SA sponsored ADR	8,476	266,316
Oil, Gas & Consumable Fuels - 10.7%
Continental Resources, Inc.	5,227	386,641
Devon Energy Corp.	1,897	146,733
Hess Corp.	23,110	3,260,359
Pioneer Natural Resources Co.	5,057	1,296,665
Reliance Industries Ltd.	9,730	299,681
Tourmaline Oil Corp.	59,952	3,377,925
		8,768,004
TOTAL ENERGY		9,034,320
FINANCIALS - 9.5%
Banks - 1.9%
First Foundation, Inc.	11,275	179,949
First Republic Bank	6,950	834,695
Pinnacle Financial Partners, Inc.	5,199	431,465
Starling Bank Ltd. Series D (a)(d)(e)	44,800	144,882
		1,590,991
Capital Markets - 4.5%
Antin Infrastructure Partners SA	584	12,709
Ares Management Corp.	4,854	368,079
BlackRock, Inc. Class A	2,911	1,880,244
EQT AB	2,439	48,068
Intercontinental Exchange, Inc.	8,920	852,484
Morningstar, Inc.	2,216	514,511
		3,676,095
Consumer Finance - 0.1%
NerdWallet, Inc.	400	4,696
Upstart Holdings, Inc. (a)(b)	1,650	38,247
		42,943
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	3,208	946,649
Insurance - 1.9%
American Financial Group, Inc.	10,053	1,458,791
Arthur J. Gallagher & Co.	591	110,564
		1,569,355
TOTAL FINANCIALS		7,826,033
HEALTH CARE - 15.1%
Biotechnology - 5.3%
Argenx SE ADR (a)	2,172	842,584
Blueprint Medicines Corp. (a)	872	45,204
Celldex Therapeutics, Inc. (a)	5,436	190,967
Instil Bio, Inc. (a)	4,814	15,886
Prelude Therapeutics, Inc. (a)	300	2,007
Regeneron Pharmaceuticals, Inc. (a)	3,997	2,992,754
Seagen, Inc. (a)	1,528	194,300
TG Therapeutics, Inc. (a)	8,748	50,913
		4,334,615
Health Care Equipment & Supplies - 0.6%
Inspire Medical Systems, Inc. (a)	542	105,663
Penumbra, Inc. (a)	2,072	355,286
		460,949
Health Care Providers & Services - 7.5%
Cross Country Healthcare, Inc. (a)	3,450	127,961
Guardant Health, Inc. (a)	2,678	132,561
LifeStance Health Group, Inc. (a)	69,291	523,147
Oak Street Health, Inc. (a)	35,592	720,026
The Joint Corp. (a)	1,173	19,378
UnitedHealth Group, Inc.	8,459	4,696,014
		6,219,087
Health Care Technology - 0.1%
Doximity, Inc. (a)	1,691	44,761
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	660	232,129
Bruker Corp.	2,689	166,288
Danaher Corp.	3,627	912,807
Stevanato Group SpA	1,700	28,628
		1,339,852
TOTAL HEALTH CARE		12,399,264
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
HEICO Corp. Class A	2,464	313,667
Commercial Services & Supplies - 2.8%
Cintas Corp.	2,008	858,520
Rollins, Inc.	31,963	1,345,003
Waste Connections, Inc. (United States)	764	100,779
		2,304,302
Machinery - 0.1%
Hydrogen Refueling Solutions (a)(b)	3,992	97,049
Professional Services - 1.1%
Thomson Reuters Corp.	8,575	911,977
TOTAL INDUSTRIALS		3,626,995
INFORMATION TECHNOLOGY - 17.5%
Electronic Equipment & Components - 0.0%
Vontier Corp.	645	12,320
IT Services - 3.0%
Adyen BV (a)(c)	325	463,970
Affirm Holdings, Inc. (a)(b)	474	9,513
CGI, Inc. Class A (sub. vtg.) (a)	788	63,475
Cloudflare, Inc. (a)	5,766	324,741
Globant SA (a)	3,918	739,248
Nuvei Corp. (a)(c)	190	5,718
Okta, Inc. (a)	2,686	150,738
Remitly Global, Inc. (a)	200	2,324
TDCX, Inc. ADR	300	3,882
Toast, Inc. (a)	18,630	411,537
Twilio, Inc. Class A (a)	3,439	255,758
		2,430,904
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	9,758	1,391,686
NVIDIA Corp.	1,839	248,210
		1,639,896
Software - 12.5%
Adobe, Inc. (a)	3,399	1,082,582
Atlassian Corp. PLC (a)	3,139	636,369
BlackLine, Inc. (a)	1,616	90,496
HashiCorp, Inc.	200	6,146
Intuit, Inc.	3,337	1,426,568
Microsoft Corp.	19,704	4,573,890
Momentive Global, Inc. (a)	3,844	29,829
nCino, Inc. (a)	84	2,644
Salesforce.com, Inc. (a)	6,074	987,572
Samsara, Inc. (b)	800	9,848
Synopsys, Inc. (a)	1,010	295,476
Tenable Holdings, Inc. (a)	3,351	136,185
Workday, Inc. Class A (a)	5,453	849,686
Zscaler, Inc. (a)	1,306	201,255
		10,328,546
TOTAL INFORMATION TECHNOLOGY		14,411,666
MATERIALS - 4.5%
Chemicals - 0.3%
Westlake Corp.	2,233	215,819
Metals & Mining - 4.2%
Barrick Gold Corp.	70,112	1,053,783
First Quantum Minerals Ltd.	27,562	486,156
Steel Dynamics, Inc.	20,956	1,970,912
		3,510,851
TOTAL MATERIALS		3,726,670
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	2,152	312,686
Equity Residential (SBI)	10,349	652,194
Public Storage	2,395	741,851
		1,706,731
TOTAL COMMON STOCKS (Cost $72,595,512)		80,186,222

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (a)(d)(e)	200	7,754
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	638	100,179
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	38,328
Series F (a)(d)(e)	12,743	196,624
		335,131
Software - 0.0%
Evozyne LLC Series A (a)(d)(e)	1,000	15,590
TOTAL INFORMATION TECHNOLOGY		350,721
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,084)		358,475

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	1,784,651	1,785,008
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	695,949	696,019
TOTAL MONEY MARKET FUNDS (Cost $2,481,026)		2,481,027

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $75,613,622)	83,025,724
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(645,856)
NET ASSETS - 100.0%	82,379,868

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $495,759 or 0.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,357 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908

Evozyne LLC Series A	4/09/21	22,470

Reddit, Inc. Series E	5/18/21	8,495

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	7,486,787	16,556,307	22,258,087	36,400	-	1	1,785,008	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	2,063,628	10,943,047	12,310,656	17,147	-	-	696,019	0.0%
Total	9,550,415	27,499,354	34,568,743	53,547	-	1	2,481,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,578,677	9,570,923	-	7,754
Consumer Discretionary	16,117,141	15,260,881	856,260	-
Consumer Staples	1,766,479	1,766,479	-	-
Energy	9,034,320	9,034,320	-	-
Financials	7,826,033	7,681,151	-	144,882
Health Care	12,399,264	12,399,264	-	-
Industrials	3,626,995	3,626,995	-	-
Information Technology	14,762,387	13,947,696	463,970	350,721
Materials	3,726,670	3,726,670	-	-
Real Estate	1,706,731	1,706,731	-	-

Money Market Funds	2,481,027	2,481,027	-	-
Total Investments in Securities:	83,025,724	81,202,137	1,320,230	503,357
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $665,344) - See accompanying schedule:
Unaffiliated issuers (cost $73,132,596)	$80,544,697
Fidelity Central Funds (cost $2,481,026)	2,481,027

Total Investment in Securities (cost $75,613,622)		$83,025,724
Receivable for investments sold		118,693
Receivable for fund shares sold		57,990
Dividends receivable		7,708
Distributions receivable from Fidelity Central Funds		8,171
Prepaid expenses		150
Receivable from investment adviser for expense reductions		3,155
Total assets		83,221,591
Liabilities
Payable for fund shares redeemed	$55,555
Accrued management fee	45,852
Distribution and service plan fees payable	6,535
Other affiliated payables	17,584
Other payables and accrued expenses	20,178
Collateral on securities loaned	696,019
Total Liabilities		841,723
Net Assets		$82,379,868
Net Assets consist of:
Paid in capital		$78,070,576
Total accumulated earnings (loss)		4,309,292
Net Assets		$82,379,868

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,960,848 ÷ 707,708 shares) (a)		$14.07
Maximum offering price per share (100/94.25 of $14.07)		$14.93
Class M :
Net Asset Value and redemption price per share ($7,956,604 ÷ 569,479 shares) (a)		$13.97
Maximum offering price per share (100/96.50 of $13.97)		$14.48
Class C :
Net Asset Value and offering price per share ($1,502,227 ÷ 109,146 shares) (a)		$13.76
Fidelity Founders Fund :
Net Asset Value , offering price and redemption price per share ($57,494,982 ÷ 4,059,500 shares)		$14.16
Class I :
Net Asset Value , offering price and redemption price per share ($1,634,737 ÷ 115,405 shares)		$14.17
Class Z :
Net Asset Value , offering price and redemption price per share ($3,830,470 ÷ 269,508 shares)		$14.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$913,795
Income from Fidelity Central Funds (including $17,147 from security lending)		53,547
Total Income		967,342
Expenses
Management fee
Basic fee	$259,439
Performance adjustment	39,880
Transfer agent fees	94,717
Distribution and service plan fees	41,205
Accounting fees	17,729
Custodian fees and expenses	1,812
Independent trustees' fees and expenses	176
Registration fees	25,627
Audit	18,578
Legal	328
Miscellaneous	300
Total expenses before reductions	499,791
Expense reductions	(27,647)
Total expenses after reductions		472,144
Net Investment income (loss)		495,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,352,645)
Foreign currency transactions	(3,606)
Total net realized gain (loss)		(3,356,251)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,444)	(7,365,033)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		(7,364,970)
Net gain (loss)		(10,721,221)
Net increase (decrease) in net assets resulting from operations		$(10,226,023)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$495,198	$277,310
Net realized gain (loss)	(3,356,251)	4,996,988
Change in net unrealized appreciation (depreciation)	(7,364,970)	(18,472,780)
Net increase (decrease) in net assets resulting from operations	(10,226,023)	(13,198,482)
Distributions to shareholders	(1,765,450)	(8,615,166)
Share transactions - net increase (decrease)	(16,255,612)	(8,024,643)
Total increase (decrease) in net assets	(28,247,085)	(29,838,291)

Net Assets
Beginning of period	110,626,953	140,465,244
End of period	$82,379,868	$110,626,953

Financial Highlights
Fidelity Advisor® Founders Fund Class A

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$18.71	$11.85	$10.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	- D	(.14)	(.05) E	(.02)
Net realized and unrealized gain (loss)	(1.44)	(1.88)	7.00	1.05	.87
Total from investment operations	(1.38)	(1.88)	6.86	1.00	.85
Distributions from net investment income	-	(.02)	-	- F	-
Distributions from net realized gain	(.26)	(1.11)	-	-	-
Total distributions	(.26)	(1.12) G	-	- F	-
Net asset value, end of period	$14.07	$15.71	$18.71	$11.85	$10.85
Total Return H,I,J	(8.90)%	(10.74)%	57.89%	9.25%	8.50%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.22% M	1.17%	1.25%	2.05%	4.81% M
Expenses net of fee waivers, if any	1.15% M	1.15%	1.25%	1.25%	1.25% M
Expenses net of all reductions	1.15% M	1.15%	1.24%	1.25%	1.25% M
Net investment income (loss)	.81% M	-% D,N	(.83)%	(.47)% E	(.74)% M
Supplemental Data
Net assets, end of period (000 omitted)	$9,961	$11,013	$11,606	$1,310	$220
Portfolio turnover rate O	46% M	47%	57%	82%	4% P

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.70)%. These amounts have been revised from previously reported amounts of $.01 per share and (.45) %.

F Amount represents less than $.005 per share.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Total returns do not include the effect of the sales charges.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized

N Amount represents less than .005%.

O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

P Amount not annualized.

Fidelity Advisor® Founders Fund Class M

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.62	$18.62	$11.82	$10.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	(.04) D	(.17)	(.08) E	(.02)
Net realized and unrealized gain (loss)	(1.43)	(1.87)	6.97	1.05	.87
Total from investment operations	(1.39)	(1.91)	6.80	.97	.85
Distributions from net realized gain	(.26)	(1.09)	-	-	-
Total distributions	(.26)	(1.09)	-	-	-
Net asset value, end of period	$13.97	$15.62	$18.62	$11.82	$10.85
Total Return F,G,H	(9.02)%	(10.93)%	57.53%	8.94%	8.50%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.42% K	1.39%	1.46%	2.14%	5.05% K
Expenses net of fee waivers, if any	1.40% K	1.38%	1.46%	1.50%	1.50% K
Expenses net of all reductions	1.40% K	1.38%	1.45%	1.50%	1.50% K
Net investment income (loss)	.57% K	(.24)% D	(1.04)%	(.72)% E	(.99)% K
Supplemental Data
Net assets, end of period (000 omitted)	$7,957	$8,562	$7,357	$695	$205
Portfolio turnover rate L	46% K	47%	57%	82%	4% M

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%. These amounts have been revised from previously reported amounts of $.03 per share and (1.04) %.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Fidelity Advisor® Founders Fund Class C

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$18.41	$11.75	$10.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.14) E	(.26)	(.13) F	(.03)
Net realized and unrealized gain (loss)	(1.41)	(1.84)	6.92	1.04	.87
Total from investment operations	(1.41)	(1.98)	6.66	.91	.84
Distributions from net realized gain	(.26)	(1.00)	-	-	-
Total distributions	(.26)	(1.00)	-	-	-
Net asset value, end of period	$13.76	$15.43	$18.41	$11.75	$10.84
Total Return G,H,I	(9.26)%	(11.40)%	56.68%	8.39%	8.40%
Ratios to Average Net Assets C,J,K
Expenses before reductions	2.00% L	1.99%	2.04%	2.64%	5.67% L
Expenses net of fee waivers, if any	1.90% L	1.91%	2.00%	2.00%	2.00% L
Expenses net of all reductions	1.90% L	1.91%	1.99%	2.00%	2.00% L
Net investment income (loss)	.06% L	(.76)% E	(1.58)%	(1.22)% F	(1.49)% L
Supplemental Data
Net assets, end of period (000 omitted)	$1,502	$1,717	$2,035	$335	$173
Portfolio turnover rate M	46% L	47%	57%	82%	4% N

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (1.51) %.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the contingent deferred sales charge.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Amount not annualized.

Fidelity® Founders Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.79	$18.80	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.05 D	(.09)	(.02) E	(.01)
Net realized and unrealized gain (loss)	(1.45)	(1.89)	7.01	1.05	.87
Total from investment operations	(1.37)	(1.84)	6.92	1.03	.86
Distributions from net investment income	-	(.04)	-	(.01)	-
Distributions from net realized gain	(.26)	(1.13)	-	-	-
Total distributions	(.26)	(1.17)	-	(.01)	-
Net asset value, end of period	$14.16	$15.79	$18.80	$11.88	$10.86
Total Return F,G	(8.79)%	(10.48)%	58.25%	9.49%	8.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J	.90%	.97%	1.70%	3.49% J
Expenses net of fee waivers, if any	.90% J	.90%	.97%	1.00%	1.00% J
Expenses net of all reductions	.90% J	.90%	.97%	1.00%	1.00% J
Net investment income (loss)	1.07% J	.25% D	(.56)%	(.22)% E	(.48)% J
Supplemental Data
Net assets, end of period (000 omitted)	$57,495	$69,885	$96,052	$22,724	$10,595
Portfolio turnover rate K	46% J	47%	57%	82%	4% L

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (.52) %.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity Advisor® Founders Fund Class I

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.79	$18.81	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.06 D	(.08)	(.02) E	(.01)
Net realized and unrealized gain (loss)	(1.44)	(1.89)	7.01	1.05	.87
Total from investment operations	(1.36)	(1.83)	6.93	1.03	.86
Distributions from net investment income	-	(.05)	-	(.01)	-
Distributions from net realized gain	(.26)	(1.14)	-	-	-
Total distributions	(.26)	(1.19)	-	(.01)	-
Net asset value, end of period	$14.17	$15.79	$18.81	$11.88	$10.86
Total Return F,G	(8.73)%	(10.45)%	58.33%	9.49%	8.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.87% J	.85%	.93%	1.63%	4.10% J
Expenses net of fee waivers, if any	.87% J	.85%	.93%	1.00%	1.00% J
Expenses net of all reductions	.87% J	.85%	.92%	1.00%	1.00% J
Net investment income (loss)	1.09% J	.30% D	(.51)%	(.22)% E	(.48)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,635	$1,263	$1,449	$467	$831
Portfolio turnover rate K	46% J	47%	57%	82%	4% L

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (.51) %.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity Advisor® Founders Fund Class Z

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.83	$18.86	$11.90	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.07 D	(.07)	(.01) E	(.01)
Net realized and unrealized gain (loss)	(1.45)	(1.89)	7.03	1.06	.87
Total from investment operations	(1.36)	(1.82)	6.96	1.05	.86
Distributions from net investment income	-	(.06)	-	(.01)	-
Distributions from net realized gain	(.26)	(1.15)	-	-	-
Total distributions	(.26)	(1.21)	-	(.01)	-
Net asset value, end of period	$14.21	$15.83	$18.86	$11.90	$10.86
Total Return F,G	(8.70)%	(10.37)%	58.49%	9.67%	8.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.76%	.83%	1.51%	3.18% J
Expenses net of fee waivers, if any	.75% J	.75%	.83%	.85%	.85% J
Expenses net of all reductions	.75% J	.75%	.82%	.85%	.85% J
Net investment income (loss)	1.21% J	.40% D	(.41)%	(.07)% E	(.34)% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,830	$18,186	$21,966	$6,839	$5,745
Portfolio turnover rate K	46% J	47%	57%	82%	4% L

A For the period February 14, 2019 (commencement of operations) through April 30, 2019

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%. These amounts have been revised from previously reported amounts of $.03 per share and (.36) %.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, passive foreign investment companies (PFIC) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,918,610
Gross unrealized depreciation	(10,284,318)
Net unrealized appreciation (depreciation)	$6,634,292
Tax cost	$76,391,432

The Fund elected to defer to its next fiscal year approximately $53,420 of ordinary losses recognized during the period January 1, 2022 to April 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	21,380,046	33,836,826
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fidelity Founders Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$12,692	$176
Class M	.25%	.25%	20,456	-
Class C	.75%	.25%	8,057	1,908
			$41,205	$2,084

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,381
Class M	1,330
Class C A	43
$5,754

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$11,844.23
Class M	7,673.19
Class C	2,156.27
Fidelity Founders Fund	68,954.22
Class I	980.14
Class Z	3,110.04
	$94,717
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Founders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Founders Fund	$531

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	2,546,726	2,403,567	511,522

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Founders Fund	$93
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Founders Fund	$1,819	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2023. Some expenses, for example   the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$3,488
Class M	1.40%	938
Class C	1.90%	815
Fidelity Founders Fund	.90%	18,714
Class I	.90%	-
Class Z	.75%	1,845
		$25,800

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,847.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Founders Fund
Distributions to shareholders
Class A	$175,407	$747,250
Class M	142,227	497,267
Class C	28,636	115,574
Fidelity Founders Fund	1,120,206	5,710,291
Class I	21,670	89,527
Class Z	277,304	1,455,257
Total	$1,765,450	$8,615,166
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Founders Fund
Class A
Shares sold	76,259	253,025	$ 1,120,655	$ 4,618,532
Reinvestment of distributions	11,760	41,460	174,637	746,922
Shares redeemed	(81,253)	(213,864)	(1,184,749)	(3,766,580)
Net increase (decrease)	6,766	80,621	$110,543	$1,598,874
Class M
Shares sold	61,853	249,831	$898,883	$4,479,685
Reinvestment of distributions	9,494	27,246	140,043	488,766
Shares redeemed	(50,071)	(123,968)	(710,794)	(2,186,221)
Net increase (decrease)	21,276	153,109	$328,132	$2,782,230
Class C
Shares sold	15,649	55,381	$230,522	$1,001,107
Reinvestment of distributions	1,955	6,500	28,458	115,574
Shares redeemed	(19,748)	(61,140)	(278,038)	(1,097,217)
Net increase (decrease)	(2,144)	741	$(19,058)	$19,464
Fidelity Founders Fund
Shares sold	323,613	990,019	$ 4,804,662	$17,980,786
Reinvestment of distributions	70,312	300,918	1,049,751	5,438,232
Shares redeemed	(760,795)	(1,972,420)	(11,007,440)	(35,706,413)
Net increase (decrease)	(366,870)	(681,483)	$(5,153,027)	$(12,287,395)
Class I
Shares sold	60,710	30,672	$897,943	$574,317
Reinvestment of distributions	1,451	4,742	21,670	85,719
Shares redeemed	(26,785)	(32,428)	(384,930)	(603,024)
Net increase (decrease)	35,376	2,986	$534,683	$57,012
Class Z
Shares sold	48,058	266,682	$726,674	$4,985,303
Reinvestment of distributions	18,024	78,451	269,817	1,422,488
Shares redeemed	(945,171)	(360,989)	(13,053,376)	(6,602,619)
Net increase (decrease)	(879,089)	(15,856)	$(12,056,885)	$(194,828)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Founders Fund
Class A	1.15%
Actual		$ 1,000	$ 911.00	$ 5.54
Hypothetical- B		$ 1,000	$ 1,019.41	$ 5.85
Class M	1.40%
Actual		$ 1,000	$ 909.80	$ 6.74
Hypothetical- B		$ 1,000	$ 1,018.15	$ 7.12
Class C	1.90%
Actual		$ 1,000	$ 907.40	$ 9.13
Hypothetical- B		$ 1,000	$ 1,015.63	$ 9.65
Fidelity® Founders Fund	.90%
Actual		$ 1,000	$ 912.10	$ 4.34
Hypothetical- B		$ 1,000	$ 1,020.67	$ 4.58
Class I	.87%
Actual		$ 1,000	$ 912.70	$ 4.19
Hypothetical- B		$ 1,000	$ 1,020.82	$ 4.43
Class Z	.75%
Actual		$ 1,000	$ 913.00	$ 3.62
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Founders Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Founders Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Founders Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2022.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9892519.103
RFFF-SANN-1222
Fidelity® Mid-Cap Stock Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

EQT Corp.	2.5
Molina Healthcare, Inc.	2.1
Cheniere Energy, Inc.	2.1
Hess Corp.	2.0
First Horizon National Corp.	2.0
Arch Capital Group Ltd.	1.7
American Financial Group, Inc.	1.6
Steel Dynamics, Inc.	1.4
WNS Holdings Ltd. sponsored ADR	1.4
AECOM	1.3
18.1

Market Sectors (% of Fund's net assets)

Financials	18.5
Industrials	16.0
Energy	11.3
Consumer Discretionary	8.9
Health Care	7.8
Information Technology	7.5
Materials	7.0
Real Estate	6.4
Utilities	4.8
Consumer Staples	3.3
Communication Services	2.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 16%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 92.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.6%
Entertainment - 1.0%
Endeavor Group Holdings, Inc. (a)(b)	1,938,127	42,329
Warner Music Group Corp. Class A	1,316,995	34,268
		76,597
Media - 1.6%
Cable One, Inc.	44,700	38,417
Interpublic Group of Companies, Inc.	2,216,625	66,033
Liberty Media Corp. Liberty Media Class A (a)	328,917	17,110
		121,560
TOTAL COMMUNICATION SERVICES		198,157
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	4,082,357	39,558
Aptiv PLC (a)	333,798	30,399
Magna International, Inc. Class A (sub. vtg.)	224,647	12,519
		82,476
Automobiles - 0.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	6,220,090	7,533
Hotels, Restaurants & Leisure - 3.1%
Caesars Entertainment, Inc. (a)	601,500	26,304
Churchill Downs, Inc.	307,714	63,977
Domino's Pizza, Inc.	84,565	28,096
Vail Resorts, Inc.	161,000	35,280
Wyndham Hotels & Resorts, Inc.	1,106,882	84,046
		237,703
Household Durables - 1.3%
D.R. Horton, Inc.	521,168	40,067
Mohawk Industries, Inc. (a)	232,684	22,047
NVR, Inc. (a)	8,629	36,568
		98,682
Internet & Direct Marketing Retail - 0.4%
Coupang, Inc. Class A (a)	1,897,745	32,774
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	532,015	4,469
Specialty Retail - 0.6%
Best Buy Co., Inc.	254,834	17,433
National Vision Holdings, Inc. (a)(b)	862,932	31,963
		49,396
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	1,486,816	86,177
PVH Corp.	631,381	32,402
Tapestry, Inc.	1,228,044	38,904
		157,483
TOTAL CONSUMER DISCRETIONARY		670,516
CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	105,507	39,385
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	628,904	32,728
Food Products - 2.0%
Bunge Ltd.	405,995	40,072
Freshpet, Inc. (a)(b)	456,998	26,940
Greencore Group PLC (a)	24,175,017	18,575
Lamb Weston Holdings, Inc.	470,110	40,533
Nomad Foods Ltd. (a)	1,708,451	26,310
		152,430
Household Products - 0.3%
Reynolds Consumer Products, Inc.	704,300	21,509
TOTAL CONSUMER STAPLES		246,052
ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Canadian Natural Resources Ltd. (b)	1,352,432	81,115
Cheniere Energy, Inc.	902,253	159,166
Energy Transfer LP	6,792,688	86,743
EQT Corp.	4,630,639	193,745
Golar LNG Ltd. (a)	1,771,691	49,288
Harbour Energy PLC	5,103,511	22,117
Hess Corp.	1,111,980	156,878
Imperial Oil Ltd.	1,579,345	85,914
Range Resources Corp.	1,327,812	37,816
		872,782
FINANCIALS - 18.5%
Banks - 7.4%
BOK Financial Corp.	736,212	81,123
Comerica, Inc.	800,416	56,429
First Horizon National Corp.	6,227,768	152,643
Huntington Bancshares, Inc.	4,557,664	69,185
M&T Bank Corp.	452,931	76,260
UMB Financial Corp.	548,886	45,678
Wintrust Financial Corp.	956,199	89,519
		570,837
Capital Markets - 2.1%
Cboe Global Markets, Inc.	192,978	24,026
Lazard Ltd. Class A	758,682	28,610
Raymond James Financial, Inc.	392,384	46,356
Sixth Street Specialty Lending, Inc.	1,962,789	35,644
TPG, Inc. (b)	1,052,619	32,368
		167,004
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	697,924	21,370
Insurance - 7.8%
American Financial Group, Inc.	836,086	121,324
American International Group, Inc.	952,630	54,300
Arch Capital Group Ltd. (a)	2,356,408	135,493
Assurant, Inc.	216,590	29,426
Beazley PLC	4,126,203	29,551
First American Financial Corp.	913,513	46,041
Hartford Financial Services Group, Inc.	664,968	48,150
Hiscox Ltd.	2,746,545	28,322
RenaissanceRe Holdings Ltd.	472,301	73,056
The Travelers Companies, Inc.	232,112	42,815
		608,478
Thrifts & Mortgage Finance - 0.9%
Radian Group, Inc.	3,402,002	71,000
TOTAL FINANCIALS		1,438,689
HEALTH CARE - 7.2%
Biotechnology - 0.1%
Day One Biopharmaceuticals, Inc. (a)	485,692	10,268
Health Care Equipment & Supplies - 2.0%
Butterfly Network, Inc. Class A (a)(b)	7,883,098	38,627
Hologic, Inc. (a)	889,137	60,283
Masimo Corp. (a)	272,363	35,843
Tandem Diabetes Care, Inc. (a)	396,800	22,280
		157,033
Health Care Providers & Services - 4.4%
Centene Corp. (a)	1,015,851	86,479
Guardant Health, Inc. (a)	460,677	22,804
Henry Schein, Inc. (a)	442,652	30,304
LifeStance Health Group, Inc. (a)	1,640,901	12,389
Molina Healthcare, Inc. (a)	457,707	164,253
Oak Street Health, Inc. (a)	1,006,959	20,371
		336,600
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	280,164	7,615
Pharmaceuticals - 0.6%
Recordati SpA	450,189	16,920
UCB SA	202,720	15,290
Viatris, Inc.	1,502,530	15,221
		47,431
TOTAL HEALTH CARE		558,947
INDUSTRIALS - 15.7%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	495,631	28,241
Huntington Ingalls Industries, Inc.	244,192	62,774
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	1,396,290	97,740
Class C (a)(d)(e)	20,340	1,424
Woodward, Inc.	447,564	41,042
		231,221
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	607,741	22,207
Building Products - 2.0%
Builders FirstSource, Inc. (a)	1,276,254	78,694
Fortune Brands Home & Security, Inc.	307,376	18,541
Owens Corning	705,918	60,434
		157,669
Commercial Services & Supplies - 0.7%
CoreCivic, Inc. (a)	2,042,559	21,386
GFL Environmental, Inc.	1,075,716	29,034
		50,420
Construction & Engineering - 1.3%
AECOM	1,371,044	103,212
Electrical Equipment - 1.9%
Acuity Brands, Inc.	349,643	64,184
Regal Rexnord Corp.	461,844	58,442
Sensata Technologies, Inc. PLC	697,977	28,066
		150,692
Machinery - 3.3%
Allison Transmission Holdings, Inc.	886,279	37,445
Donaldson Co., Inc.	1,243,328	71,429
Fortive Corp.	682,211	43,593
Oshkosh Corp.	562,977	49,542
Otis Worldwide Corp.	296,976	20,978
PACCAR, Inc.	373,948	36,209
		259,196
Marine - 0.1%
Goodbulk Ltd. (a)	1,405,414	7,773
Professional Services - 1.4%
Clarivate Analytics PLC (a)	641,981	6,632
Leidos Holdings, Inc.	442,953	45,000
Science Applications International Corp.	498,563	54,014
		105,646
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	1,331,028	63,929
XPO Logistics, Inc. (a)	607,741	31,445
		95,374
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	647,096	36,464
TOTAL INDUSTRIALS		1,219,874
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.7%
Ericsson (B Shares)	3,497,862	19,446
Lumentum Holdings, Inc. (a)	497,114	37,010
		56,456
Electronic Equipment & Components - 1.0%
Fabrinet (a)	436,628	49,950
Keysight Technologies, Inc. (a)	145,630	25,361
		75,311
IT Services - 4.0%
Akamai Technologies, Inc. (a)	333,112	29,424
Amdocs Ltd.	364,090	31,425
Concentrix Corp.	252,650	30,881
Euronet Worldwide, Inc. (a)	342,970	28,813
MongoDB, Inc. Class A (a)	119,088	21,797
SS&C Technologies Holdings, Inc.	447,084	22,989
Verra Mobility Corp. (a)	2,228,807	38,046
WNS Holdings Ltd. sponsored ADR (a)	1,264,961	108,888
		312,263
Semiconductors & Semiconductor Equipment - 0.4%
SiTime Corp. (a)	165,135	14,831
Skyworks Solutions, Inc.	176,200	15,155
		29,986
Software - 1.4%
Aspen Technology, Inc. (a)	161,542	39,004
Black Knight, Inc. (a)	466,685	28,220
Dynatrace, Inc. (a)	1,141,086	40,212
		107,436
TOTAL INFORMATION TECHNOLOGY		581,452
MATERIALS - 7.0%
Chemicals - 1.9%
Cabot Corp.	352,186	25,879
CF Industries Holdings, Inc.	508,559	54,039
LG Chemical Ltd.	66,066	28,976
Nutrien Ltd.	448,228	37,872
		146,766
Containers & Packaging - 1.1%
Avery Dennison Corp.	152,603	25,874
O-I Glass, Inc. (a)	3,924,652	64,011
		89,885
Metals & Mining - 4.0%
Commercial Metals Co.	1,362,212	61,981
Franco-Nevada Corp.	314,510	38,860
Freeport-McMoRan, Inc.	1,197,573	37,951
Lundin Mining Corp.	5,339,656	27,985
Newcrest Mining Ltd.	1,200,246	13,293
Novagold Resources, Inc. (a)	3,769,641	17,405
Steel Dynamics, Inc.	1,194,287	112,323
		309,798
TOTAL MATERIALS		546,449
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Apartment Income (REIT) Corp.	839,366	32,257
Cousins Properties, Inc.	1,215,272	28,875
Equity Residential (SBI)	567,807	35,783
Gaming & Leisure Properties	1,263,865	63,345
Healthcare Trust of America, Inc.	3,126,774	63,567
National Retail Properties, Inc.	1,311,968	55,142
Realty Income Corp.	801,634	49,918
Spirit Realty Capital, Inc.	1,113,585	43,241
VICI Properties, Inc.	1,967,836	63,010
Welltower Op	239,330	14,609
		449,747
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	284,208	45,215
TOTAL REAL ESTATE		494,962
UTILITIES - 4.8%
Electric Utilities - 2.9%
Alliant Energy Corp.	1,129,436	58,923
FirstEnergy Corp.	1,020,376	38,478
IDACORP, Inc.	506,814	53,063
OGE Energy Corp.	1,919,832	70,323
		220,787
Gas Utilities - 0.6%
Atmos Energy Corp.	434,681	46,315
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	1,411,655	36,929
Vistra Corp.	1,576,173	36,205
		73,134
Multi-Utilities - 0.4%
NiSource, Inc.	1,192,566	30,637
TOTAL UTILITIES		370,873
TOTAL COMMON STOCKS (Cost $5,435,933)		7,198,753

Convertible Preferred Stocks - 1.3%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Bolt Threads, Inc.:
Series D (a)(d)(e)	976,285	9,333
Series E (a)(d)(e)	1,419,309	13,569
		22,902
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(d)(e)	466,468	11,993
HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(d)(e)	711,831	43,229
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	18,837	13,186
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	145,591	12,000
TOTAL INDUSTRIALS		25,186
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,282)		103,310

Other - 0.1%
	Shares	Value ($) (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $20,398)	20,397,834	5,979

Money Market Funds - 7.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (g)	482,535,201	482,632
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	111,781,918	111,793
TOTAL MONEY MARKET FUNDS (Cost $594,423)		594,425

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $6,147,036)	7,902,467
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(137,366)
NET ASSETS - 100.0%	7,765,101

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,533,000 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,453,000 or 2.7% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc. Series D	12/13/17	15,659

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230

Bowery Farming, Inc. Series C1	5/18/21	28,104

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 9/01/17	20,398

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	262,591	833,105	613,064	4,088	-	-	482,632	1.0%
Fidelity Securities Lending Cash Central Fund 3.10%	127,217	755,204	770,628	566	-	-	111,793	0.3%
Total	389,808	1,588,309	1,383,692	4,654	-	-	594,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	198,157	198,157	-	-
Consumer Discretionary	693,418	670,516	-	22,902
Consumer Staples	258,045	246,052	-	11,993
Energy	872,782	872,782	-	-
Financials	1,438,689	1,438,689	-	-
Health Care	602,176	558,947	-	43,229
Industrials	1,245,060	1,120,710	-	124,350
Information Technology	581,452	562,006	19,446	-
Materials	546,449	533,156	13,293	-
Real Estate	494,962	494,962	-	-
Utilities	370,873	370,873	-	-

Other	5,979	-	-	5,979

Money Market Funds	594,425	594,425	-	-
Total Investments in Securities:	7,902,467	7,661,275	32,739	208,453

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$113,930
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	19,449
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(9,029)
Ending Balance	$124,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$19,449
Other Investments in Securities
Beginning Balance	$114,057
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(29,954)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$84,103
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(29,954)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $108,405) - See accompanying schedule:
Unaffiliated issuers (cost $5,552,613)	$7,308,042
Fidelity Central Funds (cost $594,423)	594,425

Total Investment in Securities (cost $6,147,036)		$7,902,467
Restricted cash		1,058
Receivable for fund shares sold		29,086
Dividends receivable		3,238
Distributions receivable from Fidelity Central Funds		1,068
Prepaid expenses		11
Other receivables		312
Total assets		7,937,240
Liabilities
Payable for investments purchased	$51,624
Payable for fund shares redeemed	3,341
Accrued management fee	4,253
Other affiliated payables	787
Other payables and accrued expenses	361
Collateral on securities loaned	111,773
Total Liabilities		172,139
Net Assets		$7,765,101
Net Assets consist of:
Paid in capital		$5,966,276
Total accumulated earnings (loss)		1,798,825
Net Assets		$7,765,101

Net Asset Value and Maximum Offering Price
Mid-Cap Stock :
Net Asset Value , offering price and redemption price per share ($6,480,079 ÷ 171,763 shares)		$37.73
Class K :
Net Asset Value , offering price and redemption price per share ($1,285,022 ÷ 34,013 shares)		$37.78
Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$75,967
Income from Fidelity Central Funds (including $566 from security lending)		4,654
Total Income		80,621
Expenses
Management fee
Basic fee	$18,720
Performance adjustment	6,717
Transfer agent fees	4,250
Accounting fees	533
Custodian fees and expenses	37
Independent trustees' fees and expenses	12
Registration fees	74
Audit	55
Legal	4
Miscellaneous	19
Total expenses before reductions	30,421
Expense reductions	(128)
Total expenses after reductions		30,293
Net Investment income (loss)		50,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,902
Foreign currency transactions	(207)
Total net realized gain (loss)		2,695
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(84,936)
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation (depreciation)		(84,873)
Net gain (loss)		(82,178)
Net increase (decrease) in net assets resulting from operations		$(31,850)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,328	$83,353
Net realized gain (loss)	2,695	759,051
Change in net unrealized appreciation (depreciation)	(84,873)	(750,444)
Net increase (decrease) in net assets resulting from operations	(31,850)	91,960
Distributions to shareholders	(321,358)	(977,940)
Share transactions - net increase (decrease)	743,537	278,616
Total increase (decrease) in net assets	390,329	(607,364)

Net Assets
Beginning of period	7,374,772	7,982,136
End of period	$7,765,101	$7,374,772

Financial Highlights
Fidelity® Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.74	$44.52	$28.96	$35.31	$38.38	$36.62
Income from Investment Operations
Net investment income (loss) A,B	.26	.44	.35	.31	.34	.22
Net realized and unrealized gain (loss)	(.54)	.18	17.71	(4.29)	2.26	4.30
Total from investment operations	(.28)	.62	18.06	(3.98)	2.60	4.52
Distributions from net investment income	-	(.48)	(.39) C	(.35)	(.29)	(.22)
Distributions from net realized gain	(1.73)	(4.91)	(2.10) C	(2.02)	(5.38)	(2.55)
Total distributions	(1.73)	(5.40) D	(2.50) D	(2.37)	(5.67)	(2.76) D
Net asset value, end of period	$37.73	$39.74	$44.52	$28.96	$35.31	$38.38
Total Return E,F	(.63)%	1.17%	64.86%	(12.42)%	7.90%	12.66%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.79%	.77%	.86%	.68%	.61%
Expenses net of fee waivers, if any	.87% I	.79%	.77%	.86%	.67%	.61%
Expenses net of all reductions	.87% I	.79%	.76%	.86%	.67%	.61%
Net investment income (loss)	1.40% I	1.05%	.97%	.90%	.93%	.58%
Supplemental Data
Net assets, end of period (in millions)	$6,480	$6,034	$6,020	$4,125	$5,373	$5,629
Portfolio turnover rate J	14% I,K	17% K	30% K	36% K	29%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.77	$44.55	$28.98	$35.32	$38.40	$36.64
Income from Investment Operations
Net investment income (loss) A,B	.28	.48	.38	.34	.37	.26
Net realized and unrealized gain (loss)	(.54)	.17	17.72	(4.27)	2.26	4.30
Total from investment operations	(.26)	.65	18.10	(3.93)	2.63	4.56
Distributions from net investment income	-	(.51)	(.43) C	(.39)	(.33)	(.26)
Distributions from net realized gain	(1.73)	(4.93)	(2.10) C	(2.02)	(5.38)	(2.55)
Total distributions	(1.73)	(5.43) D	(2.53)	(2.41)	(5.71)	(2.80) D
Net asset value, end of period	$37.78	$39.77	$44.55	$28.98	$35.32	$38.40
Total Return E,F	(.57)%	1.26%	65.01%	(12.30)%	7.99%	12.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78% I	.70%	.67%	.76%	.57%	.51%
Expenses net of fee waivers, if any	.77% I	.70%	.67%	.76%	.57%	.51%
Expenses net of all reductions	.77% I	.70%	.66%	.76%	.57%	.50%
Net investment income (loss)	1.49% I	1.13%	1.07%	1.00%	1.03%	.69%
Supplemental Data
Net assets, end of period (in millions)	$1,285	$1,341	$1,962	$1,496	$2,348	$2,354
Portfolio turnover rate J	14% I,K	17% K	30% K	36% K	29%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$202,474	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.3-22.5/9.3	Increase
		Market approach	Transaction price	$60.73	Increase
Other	$5,979	Discounted cash flow	Weighted Average Cost of Capital (WACC)	1.2%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$312

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), passive foreign investment companies (PFIC), foreign currency transaction, partnerships, deferred Trustee compensation, redemptions in-kind,   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,346,673
Gross unrealized depreciation	(597,162)
Net unrealized appreciation (depreciation)	$1,749,511
Tax cost	$6,152,956

The Fund elected to defer to its next fiscal year approximately $456 of ordinary losses recognized during the period January 1, 2022   to April 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Mid-Cap Stock Fund	7,037.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	836,176	459,373

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	684	7,082	24,329	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	6,705	109,642	278,103	Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Mid-Cap Stock	$3,983.14
Class K	267.04
	$4,250
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid-Cap Stock Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock Fund	$17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock Fund	55,840	30,948	1,103

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid-Cap Stock Fund	$6

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock Fund	$60	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $127.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Mid-Cap Stock	$263,277	$764,959
Class K	58,081	212,981
Total	$321,358	$977,940

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2022	Year ended April 30, 2022	Six months ended October 31, 2022	Year ended April 30, 2022
Fidelity Mid-Cap Stock Fund
Mid-Cap Stock
Shares sold	27,530	18,670	$ 1,016,773	$793,933
Reinvestment of distributions	6,621	17,246	245,918	719,056
Shares redeemed	(14,226)	(19,295)	(531,449)	(806,870)
Net increase (decrease)	19,925	16,621	$731,242	$706,119
Class K
Shares sold	3,349	8,198	$124,164	$346,641
Reinvestment of distributions	1,563	5,088	58,081	212,981
Shares redeemed	(4,614)	(23,612)	(169,950)	(987,125)
Net increase (decrease)	298	(10,326)	$12,295	$(427,503)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022
Fidelity® Mid-Cap Stock Fund
Fidelity® Mid-Cap Stock	.87%
Actual		$ 1,000	$ 993.70	$ 4.37
Hypothetical- B		$ 1,000	$ 1,020.82	$ 4.43
Class K	.77%
Actual		$ 1,000	$ 994.30	$ 3.87
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Mid-Cap Stock Fund
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.538556.125
MCS-SANN-1222
Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

EQT Corp.	2.8
Molina Healthcare, Inc.	2.4
Cheniere Energy, Inc.	2.3
Hess Corp.	2.3
First Horizon National Corp.	2.2
Arch Capital Group Ltd.	1.9
American Financial Group, Inc.	1.8
Steel Dynamics, Inc.	1.5
WNS Holdings Ltd. sponsored ADR	1.4
AECOM	1.4
20.0

Market Sectors (% of Fund's net assets)

Financials	20.5
Industrials	15.2
Energy	12.5
Consumer Discretionary	8.6
Health Care	7.9
Materials	7.4
Information Technology	6.7
Real Estate	6.6
Utilities	5.1
Consumer Staples	3.0
Communication Services	2.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.0%
Endeavor Group Holdings, Inc. (a)(b)	161,847	3,534,738
Warner Music Group Corp. Class A	87,116	2,266,758
		5,801,496
Media - 1.3%
Cable One, Inc.	700	601,601
Interpublic Group of Companies, Inc.	183,776	5,474,687
Liberty Media Corp. Liberty Media Class A (a)	28,355	1,475,027
		7,551,315
TOTAL COMMUNICATION SERVICES		13,352,811
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	283,539	2,747,493
Aptiv PLC (a)	21,152	1,926,313
Magna International, Inc. Class A (sub. vtg.)	18,196	1,014,013
		5,687,819
Automobiles - 0.1%
Aston Martin Lagonda Global Holdings PLC (a)(c)	515,630	624,439
Hotels, Restaurants & Leisure - 2.8%
Caesars Entertainment, Inc. (a)	36,142	1,580,490
Churchill Downs, Inc.	22,703	4,720,181
Domino's Pizza, Inc.	5,293	1,758,546
Vail Resorts, Inc.	10,400	2,278,952
Wyndham Hotels & Resorts, Inc.	83,609	6,348,431
		16,686,600
Household Durables - 1.4%
D.R. Horton, Inc.	42,892	3,297,537
Mohawk Industries, Inc. (a)	19,170	1,816,358
NVR, Inc. (a)	765	3,241,879
		8,355,774
Internet & Direct Marketing Retail - 0.5%
Coupang, Inc. Class A (a)	157,012	2,711,597
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	45,350	380,940
Specialty Retail - 0.6%
Best Buy Co., Inc.	21,319	1,458,433
National Vision Holdings, Inc. (a)(b)	55,035	2,038,496
		3,496,929
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	104,908	6,080,558
PVH Corp.	53,624	2,751,984
Tapestry, Inc.	104,151	3,299,504
		12,132,046
TOTAL CONSUMER DISCRETIONARY		50,076,144
CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	8,741	3,262,928
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	49,996	2,601,792
Food Products - 1.9%
Bunge Ltd.	34,064	3,362,117
Freshpet, Inc. (a)(b)	38,362	2,261,440
Greencore Group PLC (a)	2,019,131	1,551,411
Lamb Weston Holdings, Inc.	39,102	3,371,374
Nomad Foods Ltd. (a)	52,233	804,388
		11,350,730
TOTAL CONSUMER STAPLES		17,215,450
ENERGY - 12.5%
Oil, Gas & Consumable Fuels - 12.5%
Canadian Natural Resources Ltd.	114,003	6,837,586
Cheniere Energy, Inc.	75,443	13,308,900
Energy Transfer LP	570,880	7,290,138
EQT Corp.	387,509	16,213,376
Golar LNG Ltd. (a)	149,609	4,162,122
Harbour Energy PLC	426,019	1,846,263
Hess Corp.	93,731	13,223,569
Imperial Oil Ltd.	133,019	7,236,054
Range Resources Corp.	110,763	3,154,530
		73,272,538
FINANCIALS - 20.5%
Banks - 8.1%
BOK Financial Corp.	61,070	6,729,303
Comerica, Inc.	67,658	4,769,889
First Horizon National Corp.	520,897	12,767,185
Huntington Bancshares, Inc.	377,662	5,732,909
M&T Bank Corp.	38,183	6,428,872
UMB Financial Corp.	45,543	3,790,088
Wintrust Financial Corp.	79,417	7,435,020
		47,653,266
Capital Markets - 2.4%
Cboe Global Markets, Inc.	16,162	2,012,169
Lazard Ltd. Class A	63,522	2,395,415
Raymond James Financial, Inc.	32,351	3,821,947
Sixth Street Specialty Lending, Inc.	162,922	2,958,664
TPG, Inc. (b)	88,729	2,728,417
		13,916,612
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	58,289	1,784,809
Insurance - 8.7%
American Financial Group, Inc.	70,081	10,169,454
American International Group, Inc.	79,259	4,517,763
Arch Capital Group Ltd. (a)	197,138	11,335,435
Assurant, Inc.	18,042	2,451,186
Beazley PLC	349,898	2,505,888
First American Financial Corp.	75,743	3,817,447
Hartford Financial Services Group, Inc.	56,403	4,084,141
Hiscox Ltd.	212,245	2,188,676
RenaissanceRe Holdings Ltd. (b)	39,102	6,048,297
The Travelers Companies, Inc.	19,651	3,624,823
		50,743,110
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc.	286,692	5,983,262
TOTAL FINANCIALS		120,081,059
HEALTH CARE - 7.8%
Biotechnology - 0.2%
Day One Biopharmaceuticals, Inc. (a)	40,011	845,833
Health Care Equipment & Supplies - 2.0%
Butterfly Network, Inc. Class A (a)(b)	655,521	3,212,053
Hologic, Inc. (a)	73,466	4,980,995
Masimo Corp. (a)	14,737	1,939,389
Tandem Diabetes Care, Inc. (a)	32,400	1,819,260
		11,951,697
Health Care Providers & Services - 4.8%
Centene Corp. (a)	85,414	7,271,294
Guardant Health, Inc. (a)	37,249	1,843,826
Henry Schein, Inc. (a)	36,393	2,491,465
LifeStance Health Group, Inc. (a)	133,139	1,005,199
Molina Healthcare, Inc. (a)	38,246	13,724,960
Oak Street Health, Inc. (a)	84,891	1,717,345
		28,054,089
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	22,639	615,328
Pharmaceuticals - 0.7%
Recordati SpA	37,720	1,417,636
UCB SA	16,389	1,236,111
Viatris, Inc.	126,684	1,283,309
		3,937,056
TOTAL HEALTH CARE		45,404,003
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.8%
BWX Technologies, Inc.	38,352	2,185,297
Huntington Ingalls Industries, Inc.	19,242	4,946,541
Woodward, Inc.	34,925	3,202,623
		10,334,461
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	49,951	1,825,210
Building Products - 2.2%
Builders FirstSource, Inc. (a)	107,659	6,638,254
Fortune Brands Home & Security, Inc.	25,750	1,553,240
Owens Corning	54,513	4,666,858
		12,858,352
Commercial Services & Supplies - 0.6%
CoreCivic, Inc. (a)	155,116	1,624,065
GFL Environmental, Inc.	82,965	2,239,236
		3,863,301
Construction & Engineering - 1.4%
AECOM	107,248	8,073,629
Electrical Equipment - 2.0%
Acuity Brands, Inc.	27,015	4,959,144
Regal Rexnord Corp.	35,698	4,517,225
Sensata Technologies, Inc. PLC	53,498	2,151,155
		11,627,524
Machinery - 3.4%
Allison Transmission Holdings, Inc.	67,953	2,871,014
Donaldson Co., Inc.	95,870	5,507,732
Fortive Corp.	52,721	3,368,872
Oshkosh Corp.	44,500	3,916,000
Otis Worldwide Corp.	23,069	1,629,594
PACCAR, Inc.	28,451	2,754,910
		20,048,122
Marine - 0.1%
Goodbulk Ltd. (a)	73,287	405,343
Professional Services - 1.3%
Clarivate Analytics PLC (a)(b)	51,312	530,053
Leidos Holdings, Inc.	33,904	3,444,307
Science Applications International Corp.	32,860	3,560,052
		7,534,412
Road & Rail - 1.4%
Knight-Swift Transportation Holdings, Inc. Class A	112,370	5,397,131
XPO Logistics, Inc. (a)	50,807	2,628,754
		8,025,885
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	55,528	3,129,003
TOTAL INDUSTRIALS		87,725,242
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.7%
Ericsson (B Shares)	264,783	1,472,020
Lumentum Holdings, Inc. (a)	37,058	2,758,968
		4,230,988
Electronic Equipment & Components - 1.0%
Fabrinet (a)	33,103	3,786,983
Keysight Technologies, Inc. (a)	11,084	1,930,279
		5,717,262
IT Services - 3.5%
Akamai Technologies, Inc. (a)	27,635	2,441,000
Concentrix Corp.	19,452	2,377,618
Euronet Worldwide, Inc. (a)	26,054	2,188,797
MongoDB, Inc. Class A (a)	9,103	1,666,122
SS&C Technologies Holdings, Inc.	10,355	532,454
Verra Mobility Corp. (a)	169,086	2,886,298
WNS Holdings Ltd. sponsored ADR (a)	96,863	8,337,967
		20,430,256
Semiconductors & Semiconductor Equipment - 0.4%
SiTime Corp. (a)	13,578	1,219,440
Skyworks Solutions, Inc.	13,454	1,157,179
		2,376,619
Software - 1.1%
Aspen Technology, Inc. (a)	12,123	2,927,098
Black Knight, Inc. (a)	26,175	1,582,802
Dynatrace, Inc. (a)	62,408	2,199,258
		6,709,158
TOTAL INFORMATION TECHNOLOGY		39,464,283
MATERIALS - 7.4%
Chemicals - 2.0%
Cabot Corp.	27,698	2,035,249
CF Industries Holdings, Inc.	40,120	4,263,151
LG Chemical Ltd.	4,796	2,103,450
Nutrien Ltd.	34,895	2,948,408
		11,350,258
Containers & Packaging - 1.2%
Avery Dennison Corp.	12,044	2,042,060
O-I Glass, Inc. (a)	308,590	5,033,103
		7,075,163
Metals & Mining - 4.2%
Commercial Metals Co.	106,917	4,864,724
Franco-Nevada Corp.	25,673	3,172,119
Freeport-McMoRan, Inc.	95,177	3,016,159
Lundin Mining Corp.	419,069	2,196,317
Newcrest Mining Ltd.	91,735	1,015,991
Novagold Resources, Inc. (a)	296,567	1,369,256
Steel Dynamics, Inc.	94,914	8,926,662
		24,561,228
TOTAL MATERIALS		42,986,649
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Apartment Income (REIT) Corp.	65,464	2,515,782
Cousins Properties, Inc.	94,451	2,244,156
Equity Residential (SBI)	45,273	2,853,104
Gaming & Leisure Properties	98,055	4,914,517
Healthcare Trust of America, Inc.	244,641	4,973,552
National Retail Properties, Inc.	101,573	4,269,113
Realty Income Corp.	62,171	3,871,388
Spirit Realty Capital, Inc.	87,029	3,379,336
VICI Properties, Inc.	152,509	4,883,338
Welltower Op	18,880	1,152,435
		35,056,721
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	21,959	3,493,457
TOTAL REAL ESTATE		38,550,178
UTILITIES - 5.1%
Electric Utilities - 3.1%
Alliant Energy Corp.	91,468	4,771,886
FirstEnergy Corp.	83,238	3,138,905
IDACORP, Inc.	40,169	4,205,694
OGE Energy Corp.	155,143	5,682,888
		17,799,373
Gas Utilities - 0.6%
Atmos Energy Corp.	34,713	3,698,670
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	113,956	2,981,089
Vistra Corp.	127,166	2,921,003
		5,902,092
Multi-Utilities - 0.4%
NiSource, Inc.	95,361	2,449,824
TOTAL UTILITIES		29,849,959
TOTAL COMMON STOCKS (Cost $524,235,013)		557,978,316

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(d)(e)	19,457	500,239
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(d)(e)	15,539	943,683
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	11,901	980,880
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,612,360)		2,424,802

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	25,976,612	25,981,807
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	15,167,602	15,169,118
TOTAL MONEY MARKET FUNDS (Cost $41,150,925)		41,150,925

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $567,998,298)	601,554,043
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(16,732,434)
NET ASSETS - 100.0%	584,821,609

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $624,439 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,424,802 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. Series C1	5/18/21	1,172,271

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	21,371,002	82,877,803	78,266,998	323,558	-	-	25,981,807	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	15,217,524	92,611,718	92,660,124	47,613	-	-	15,169,118	0.0%
Total	36,588,526	175,489,521	170,927,122	371,171	-	-	41,150,925

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,352,811	13,352,811	-	-
Consumer Discretionary	50,076,144	50,076,144	-	-
Consumer Staples	17,715,689	17,215,450	-	500,239
Energy	73,272,538	73,272,538	-	-
Financials	120,081,059	120,081,059	-	-
Health Care	46,347,686	45,404,003	-	943,683
Industrials	88,706,122	87,725,242	-	980,880
Information Technology	39,464,283	37,992,263	1,472,020	-
Materials	42,986,649	41,970,658	1,015,991	-
Real Estate	38,550,178	38,550,178	-	-
Utilities	29,849,959	29,849,959	-	-

Money Market Funds	41,150,925	41,150,925	-	-
Total Investments in Securities:	601,554,043	596,641,230	2,488,011	2,424,802
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,772,683) - See accompanying schedule:
Unaffiliated issuers (cost $526,847,373)	$560,403,118
Fidelity Central Funds (cost $41,150,925)	41,150,925

Total Investment in Securities (cost $567,998,298)		$601,554,043
Foreign currency held at value (cost $31)		31
Receivable for fund shares sold		404,301
Dividends receivable		222,278
Distributions receivable from Fidelity Central Funds		73,249
Total assets		602,253,902
Liabilities
Payable for investments purchased	$1,983,248
Payable for fund shares redeemed	73,552
Accrued management fee	206,809
Collateral on securities loaned	15,168,684
Total Liabilities		17,432,293
Net Assets		$584,821,609
Net Assets consist of:
Paid in capital		$543,855,860
Total accumulated earnings (loss)		40,965,749
Net Assets		$584,821,609
Net Asset Value , offering price and redemption price per share ($584,821,609 ÷ 43,747,073 shares)		$13.37

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$6,167,937
Income from Fidelity Central Funds (including $47,613 from security lending)		371,171
Total Income		6,539,108
Expenses
Management fee	$1,285,475
Independent trustees' fees and expenses	987
Total expenses before reductions	1,286,462
Expense reductions	(87)
Total expenses after reductions		1,286,375
Net Investment income (loss)		5,252,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,967,942
Foreign currency transactions	(15,164)
Total net realized gain (loss)		5,952,778
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,792,727)
Assets and liabilities in foreign currencies	1,455
Total change in net unrealized appreciation (depreciation)		(10,791,272)
Net gain (loss)		(4,838,494)
Net increase (decrease) in net assets resulting from operations		$414,239
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,252,733	$6,629,271
Net realized gain (loss)	5,952,778	9,367,287
Change in net unrealized appreciation (depreciation)	(10,791,272)	(14,219,391)
Net increase (decrease) in net assets resulting from operations	414,239	1,777,167
Distributions to shareholders	(10,822,319)	(17,547,894)
Share transactions
Proceeds from sales of shares	102,275,629	380,459,853
Reinvestment of distributions	10,822,319	17,547,894
Cost of shares redeemed	(94,405,135)	(125,624,170)
Net increase (decrease) in net assets resulting from share transactions	18,692,813	272,383,577
Total increase (decrease) in net assets	8,284,733	256,612,850

Net Assets
Beginning of period	576,536,876	319,924,026
End of period	$584,821,609	$576,536,876

Other Information
Shares
Sold	7,855,139	27,206,050
Issued in reinvestment of distributions	827,394	1,240,806
Redeemed	(7,113,257)	(8,904,637)
Net increase (decrease)	1,569,276	19,542,219

Financial Highlights
Fidelity® Mid-Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.67	$14.13	$8.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.19	.15	.11
Net realized and unrealized gain (loss)	(.17)	(.07)	5.37	(1.27)
Total from investment operations	(.05)	.12	5.52	(1.16)
Distributions from net investment income	(.04)	(.13)	(.17)	(.06)
Distributions from net realized gain	(.21)	(.45)	-	-
Total distributions	(.25)	(.58)	(.17)	(.06)
Net asset value, end of period	$13.37	$13.67	$14.13	$8.78
Total Return D,E	(.31)%	.78%	63.39%	(11.74)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.44%	.45% H
Net investment income (loss)	1.83% H	1.35%	1.35%	1.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$584,822	$576,537	$319,924	$108,435
Portfolio turnover rate I	18% H,J	40% J	61% J	52% H,J

A For the period June 13, 2019 (commencement of operations) through April 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,919,071
Gross unrealized depreciation	(59,970,644)
Net unrealized appreciation (depreciation)	$28,948,427
Tax cost	$572,605,616

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	94,725,197	49,278,668

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,189,666	16,581,447	56,686,184

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	1,936,989	24,328,580

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	16,479,320	227,539,776
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Founders Fund	$1,503

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock K6 Fund	3,293,775	2,860,666	(1,296,937)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock K6 Fund	$5,006	$441	$435,120
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $87.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Mid-Cap Stock K6 Fund	.45%
Actual		$ 1,000	$ 996.90	$ 2.26
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Mid-Cap Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation  of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9893889.103
MCS-K6-SANN-1222
Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

FirstCash Holdings, Inc.	3.4
Insight Enterprises, Inc.	3.4
Brigham Minerals, Inc. Class A	3.1
Kforce, Inc.	2.8
Tempur Sealy International, Inc.	2.8
First American Financial Corp.	2.7
Concentrix Corp.	2.7
LGI Homes, Inc.	2.7
Valvoline, Inc.	2.6
Beacon Roofing Supply, Inc.	2.5
28.7

Market Sectors (% of Fund's net assets)

Financials	20.3
Industrials	16.8
Consumer Discretionary	14.5
Information Technology	12.6
Health Care	11.7
Real Estate	6.6
Energy	5.5
Materials	4.9
Communication Services	4.3
Consumer Staples	2.1
Utilities	1.3

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%*
Foreign investments - 22.6%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 100.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Entertainment - 2.2%
Capcom Co. Ltd.	900,000	25,088,268
Interactive Media & Services - 1.6%
Ziff Davis, Inc. (a)	225,000	17,412,750
Media - 0.5%
Emerald Holding, Inc. (a)(b)	1,500,000	5,010,000
TOTAL COMMUNICATION SERVICES		47,511,018
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 2.7%
Adient PLC (a)	500,000	17,490,000
Patrick Industries, Inc.	275,000	12,570,250
		30,060,250
Diversified Consumer Services - 2.6%
Adtalem Global Education, Inc. (a)	475,000	19,807,500
OneSpaWorld Holdings Ltd. (a)	750,000	6,802,500
Perdoceo Education Corp. (a)	221,484	2,531,562
		29,141,562
Household Durables - 6.2%
Helen of Troy Ltd. (a)	85,000	8,042,700
LGI Homes, Inc. (a)	325,000	29,916,250
Tempur Sealy International, Inc.	1,150,000	30,923,500
		68,882,450
Multiline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	200,000	11,200,000
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	75,000	5,127,000
Rent-A-Center, Inc.	500,000	10,425,000
Winmark Corp.	30,000	7,549,200
		23,101,200
TOTAL CONSUMER DISCRETIONARY		162,385,462
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Performance Food Group Co. (a)	450,000	23,418,000
ENERGY - 5.5%
Energy Equipment & Services - 1.7%
ShawCor Ltd. Class A (a)	1,575,000	11,491,540
Total Energy Services, Inc.	1,336,230	7,689,686
		19,181,226
Oil, Gas & Consumable Fuels - 3.8%
Brigham Minerals, Inc. Class A	1,100,000	34,100,000
Parkland Corp.	381,300	7,708,006
		41,808,006
TOTAL ENERGY		60,989,232
FINANCIALS - 20.3%
Banks - 7.0%
BOK Financial Corp.	125,000	13,773,750
Cadence Bank	750,000	20,737,500
Cullen/Frost Bankers, Inc.	100,000	15,505,000
First Hawaiian, Inc.	750,000	19,185,000
PacWest Bancorp	343,300	8,534,438
		77,735,688
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	750,000	14,115,000
Consumer Finance - 3.4%
FirstCash Holdings, Inc.	390,400	38,434,879
Diversified Financial Services - 1.5%
Cannae Holdings, Inc. (a)	750,000	17,370,000
Insurance - 7.1%
Assurant, Inc.	75,000	10,189,500
Enstar Group Ltd. (a)	125,000	25,065,000
First American Financial Corp.	600,000	30,240,000
Primerica, Inc.	96,400	13,949,080
		79,443,580
TOTAL FINANCIALS		227,099,147
HEALTH CARE - 11.7%
Biotechnology - 2.6%
Blueprint Medicines Corp. (a)	75,000	3,888,000
Cerevel Therapeutics Holdings (a)(b)	212,500	5,941,500
Erasca, Inc. (a)(b)	491,100	4,012,287
Exelixis, Inc. (a)	381,800	6,330,244
Instil Bio, Inc. (a)	431,500	1,423,950
Keros Therapeutics, Inc. (a)	50,000	2,517,000
Mirati Therapeutics, Inc. (a)	63,300	4,261,356
		28,374,337
Health Care Equipment & Supplies - 1.6%
Envista Holdings Corp. (a)	450,000	14,854,500
Utah Medical Products, Inc.	32,219	2,885,211
		17,739,711
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (a)	250,000	5,700,000
Owens & Minor, Inc.	700,000	11,900,000
Premier, Inc.	500,000	17,440,000
R1 Rcm, Inc. (a)	750,000	13,245,000
		48,285,000
Life Sciences Tools & Services - 2.5%
Syneos Health, Inc. (a)	550,000	27,709,000
Pharmaceuticals - 0.7%
Arvinas Holding Co. LLC (a)	86,000	4,275,060
Prestige Brands Holdings, Inc. (a)	70,000	3,813,600
		8,088,660
TOTAL HEALTH CARE		130,196,708
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.1%
Rheinmetall AG	10,000	1,625,671
Commercial Services & Supplies - 1.8%
Cimpress PLC (a)	350,000	8,148,000
The Brink's Co.	200,000	11,926,000
		20,074,000
Professional Services - 7.6%
ASGN, Inc. (a)	150,000	12,717,000
BGSF, Inc. (b)	4,124	51,839
Insperity, Inc.	175,000	20,653,500
Kforce, Inc.	500,000	31,635,000
Persol Holdings Co. Ltd.	1,000,000	20,081,375
		85,138,714
Road & Rail - 2.5%
TFI International, Inc. (b)	225,000	20,481,750
TFI International, Inc. (Canada)	75,000	6,826,990
		27,308,740
Trading Companies & Distributors - 4.8%
Beacon Roofing Supply, Inc. (a)	500,000	28,175,000
Univar Solutions, Inc. (a)	1,000,000	25,480,000
		53,655,000
TOTAL INDUSTRIALS		187,802,125
INFORMATION TECHNOLOGY - 12.6%
Electronic Equipment & Components - 5.1%
Insight Enterprises, Inc. (a)	400,000	37,804,000
TD SYNNEX Corp.	125,000	11,438,750
TTM Technologies, Inc. (a)	500,000	7,655,000
		56,897,750
IT Services - 4.5%
Concentrix Corp.	246,500	30,129,695
Genpact Ltd.	300,000	14,550,000
Tucows, Inc. (a)(b)	125,000	5,618,750
		50,298,445
Semiconductors & Semiconductor Equipment - 2.8%
Cirrus Logic, Inc. (a)	195,200	13,101,824
Ichor Holdings Ltd. (a)(b)	700,000	17,808,000
		30,909,824
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	41,666	2,339,129
TOTAL INFORMATION TECHNOLOGY		140,445,148
MATERIALS - 4.9%
Chemicals - 2.6%
Valvoline, Inc.	1,000,000	29,360,000
Construction Materials - 2.0%
Eagle Materials, Inc.	15,000	1,834,650
RHI Magnesita NV	350,000	7,433,558
Wienerberger AG	550,000	12,577,458
		21,845,666
Metals & Mining - 0.3%
ERO Copper Corp. (a)(b)	350,000	3,984,659
TOTAL MATERIALS		55,190,325
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Douglas Emmett, Inc.	1,200,000	21,108,000
iStar Financial, Inc.	500,000	5,240,000
		26,348,000
Real Estate Management & Development - 4.2%
Cushman & Wakefield PLC (a)(b)	2,000,000	23,100,000
Jones Lang LaSalle, Inc. (a)	150,000	23,863,500
		46,963,500
TOTAL REAL ESTATE		73,311,500
UTILITIES - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	325,000	14,014,000
TOTAL COMMON STOCKS (Cost $1,051,157,783)		1,122,362,665

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	30,076,563	30,082,579
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	32,812,370	32,815,652
TOTAL MONEY MARKET FUNDS (Cost $62,898,231)		62,898,231

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $1,114,056,014)	1,185,260,896
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(69,177,504)
NET ASSETS - 100.0%	1,116,083,392

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	26,282,304	157,484,437	153,684,162	151,860	-	-	30,082,579	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	36,691,544	158,949,257	162,825,149	22,339	-	-	32,815,652	0.1%
Total	62,973,848	316,433,694	316,509,311	174,199	-	-	62,898,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	47,511,018	47,511,018	-	-
Consumer Discretionary	162,385,462	162,385,462	-	-
Consumer Staples	23,418,000	23,418,000	-	-
Energy	60,989,232	60,989,232	-	-
Financials	227,099,147	227,099,147	-	-
Health Care	130,196,708	130,196,708	-	-
Industrials	187,802,125	187,802,125	-	-
Information Technology	140,445,148	140,445,148	-	-
Materials	55,190,325	55,190,325	-	-
Real Estate	73,311,500	73,311,500	-	-
Utilities	14,014,000	14,014,000	-	-

Money Market Funds	62,898,231	62,898,231	-	-
Total Investments in Securities:	1,185,260,896	1,185,260,896	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,396,586) - See accompanying schedule:
Unaffiliated issuers (cost $1,051,157,783)	$1,122,362,665
Fidelity Central Funds (cost $62,898,231)	62,898,231

Total Investment in Securities (cost $1,114,056,014)		$1,185,260,896
Receivable for investments sold		4,444,802
Receivable for fund shares sold		838
Dividends receivable		672,313
Distributions receivable from Fidelity Central Funds		35,586
Total assets		1,190,414,435
Liabilities
Payable for investments purchased	$241,235
Payable for fund shares redeemed	41,274,384
Other payables and accrued expenses	4,742
Collateral on securities loaned	32,810,682
Total Liabilities		74,331,043
Net Assets		$1,116,083,392
Net Assets consist of:
Paid in capital		$983,179,389
Total accumulated earnings (loss)		132,904,003
Net Assets		$1,116,083,392
Net Asset Value , offering price and redemption price per share ($1,116,083,392 ÷ 108,625,935 shares)		$10.27

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$7,940,461
Income from Fidelity Central Funds (including $22,339 from security lending)		174,199
Total Income		8,114,660
Expenses
Custodian fees and expenses	8,492
Independent trustees' fees and expenses	2,103
Interest	3,641
Total expenses before reductions	14,236
Expense reductions	(55)
Total expenses after reductions		14,181
Net Investment income (loss)		8,100,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,418,354
Foreign currency transactions	(45,836)
Total net realized gain (loss)		56,372,518
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(138,367,383)
Assets and liabilities in foreign currencies	(1,538)
Total change in net unrealized appreciation (depreciation)		(138,368,921)
Net gain (loss)		(81,996,403)
Net increase (decrease) in net assets resulting from operations		$(73,895,924)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,100,479	$14,927,203
Net realized gain (loss)	56,372,518	236,545,671
Change in net unrealized appreciation (depreciation)	(138,368,921)	(273,857,820)
Net increase (decrease) in net assets resulting from operations	(73,895,924)	(22,384,946)
Distributions to shareholders	(154,890,005)	(250,809,683)
Share transactions
Proceeds from sales of shares	46,245,130	89,113,211
Reinvestment of distributions	154,890,004	250,809,683
Cost of shares redeemed	(151,604,547)	(281,945,014)
Net increase (decrease) in net assets resulting from share transactions	49,530,587	57,977,880
Total increase (decrease) in net assets	(179,255,342)	(215,216,749)

Net Assets
Beginning of period	1,295,338,734	1,510,555,483
End of period	$1,116,083,392	$1,295,338,734

Other Information
Shares
Sold	4,446,448	6,359,345
Issued in reinvestment of distributions	14,836,207	17,981,032
Redeemed	(14,382,417)	(19,966,035)
Net increase (decrease)	4,900,238	4,374,342

Financial Highlights
Fidelity® Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$15.20	$8.73	$11.70	$12.40	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.12	.15	.20 C	.14
Net realized and unrealized gain (loss)	(.80)	(.33)	6.68	(2.35)	.59	.71
Total from investment operations	(.73)	(.19)	6.80	(2.20)	.79	.85
Distributions from net investment income	(.04)	(.14)	(.12)	(.16)	(.19)	(.14)
Distributions from net realized gain	(1.46)	(2.38)	(.21)	(.61)	(1.30)	-
Total distributions	(1.49) D	(2.52)	(.33)	(.77)	(1.49)	(.14)
Net asset value, end of period	$10.27	$12.49	$15.20	$8.73	$11.70	$12.40
Total Return E,F	(6.04)%	(2.37)%	78.91%	(20.16)%	7.68%	7.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-% I	-% I	-% I	-% I	.06%
Expenses net of fee waivers, if any	-% I,J	-% I	-% I	-% I	-% I	.06%
Expenses net of all reductions	-% I,J	-% I	-% I	-% I	-% I	.05%
Net investment income (loss)	1.35% J	1.01%	1.03%	1.38%	1.73% C	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,116,083	$1,295,339	$1,510,555	$1,152,206	$1,707,498	$1,714,454
Portfolio turnover rate K	25% J	25%	28%	51%	41%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.54%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$255,283,673
Gross unrealized depreciation	(184,709,045)
Net unrealized appreciation (depreciation)	$70,574,628
Tax cost	$1,114,686,268

The Fund elected to defer to its next fiscal year approximately $2,101,002 of capital losses recognized during the period November 1, 2021 to April 30, 2022.
Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	150,935,253	227,204,760
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Discovery Fund	$5,646

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Discovery Fund	Borrower	$17,050,000	2.56%	$3,641

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	10,133,087	7,344,882	514,931

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Discovery Fund	$2,324	$202	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $55.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Series Small Cap Discovery Fund	-%- D
Actual		$ 1,000	$ 939.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.968032.108
XS4-SANN-1222
Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	7.9
General Electric Co.	5.7
Microsoft Corp.	5.4
Wells Fargo & Co.	5.4
Hess Corp.	3.4
Apple, Inc.	3.2
Bank of America Corp.	3.1
Bristol-Myers Squibb Co.	2.2
Visa, Inc. Class A	1.8
Comcast Corp. Class A	1.7
39.8

Market Sectors (% of Fund's net assets)

Information Technology	16.9
Financials	16.2
Energy	16.2
Industrials	13.9
Health Care	13.3
Communication Services	6.8
Consumer Staples	4.7
Consumer Discretionary	3.2
Materials	2.5
Real Estate	0.8
Utilities	0.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.7%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	671	21,962
Verizon Communications, Inc.	1,313	49,067
		71,029
Entertainment - 1.3%
Activision Blizzard, Inc.	440	32,032
Nintendo Co. Ltd. ADR	3,256	32,951
The Walt Disney Co. (b)	1,467	156,294
Universal Music Group NV	5,078	99,709
		320,986
Interactive Media & Services - 3.1%
Alphabet, Inc.:
Class A (b)	3,516	332,297
Class C (b)	3,161	299,220
Match Group, Inc. (b)	170	7,344
Meta Platforms, Inc. Class A (b)	1,336	124,462
Snap, Inc. Class A (b)	2,705	26,807
		790,130
Media - 2.1%
Comcast Corp. Class A	13,544	429,887
Interpublic Group of Companies, Inc.	3,259	97,086
		526,973
TOTAL COMMUNICATION SERVICES		1,709,118
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
BorgWarner, Inc.	1,577	59,185
Automobiles - 0.1%
General Motors Co.	525	20,606
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (b)	101	188,817
Expedia, Inc. (b)	398	37,201
Marriott International, Inc. Class A	462	73,971
Starbucks Corp.	280	24,245
		324,234
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	571	54,102
Sony Group Corp. sponsored ADR	320	21,590
Whirlpool Corp.	87	12,027
		87,719
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (b)	358	36,674
Multiline Retail - 0.0%
Target Corp.	22	3,614
Specialty Retail - 1.0%
Lowe's Companies, Inc.	1,316	256,554
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	207	19,185
TOTAL CONSUMER DISCRETIONARY		807,771
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Diageo PLC sponsored ADR	654	109,198
Keurig Dr. Pepper, Inc.	2,126	82,574
The Coca-Cola Co.	3,984	238,442
		430,214
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	29	14,544
Performance Food Group Co. (b)	844	43,922
Sysco Corp.	2,083	180,304
U.S. Foods Holding Corp. (b)	1,062	31,605
Walmart, Inc.	570	81,128
		351,503
Household Products - 0.1%
Colgate-Palmolive Co.	42	3,101
Spectrum Brands Holdings, Inc.	529	24,408
		27,509
Personal Products - 0.1%
Haleon PLC ADR (b)	4,543	27,803
Tobacco - 1.4%
Altria Group, Inc.	5,867	271,466
Swedish Match Co. AB	6,770	69,629
		341,095
TOTAL CONSUMER STAPLES		1,178,124
ENERGY - 16.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	180	4,979
Oil, Gas & Consumable Fuels - 16.2%
Canadian Natural Resources Ltd.	765	45,883
Cenovus Energy, Inc. (Canada)	18,869	381,438
EQT Corp.	578	24,184
Exxon Mobil Corp.	17,953	1,989,376
Hess Corp.	5,989	844,928
Imperial Oil Ltd.	2,220	120,765
Kosmos Energy Ltd. (b)	56,760	368,372
Phillips 66 Co.	331	34,520
Tourmaline Oil Corp.	4,206	236,982
		4,046,448
TOTAL ENERGY		4,051,427
FINANCIALS - 16.2%
Banks - 11.9%
Bank of America Corp.	21,582	777,815
JPMorgan Chase & Co.	2,055	258,683
M&T Bank Corp.	320	53,878
PNC Financial Services Group, Inc.	1,527	247,114
Truist Financial Corp.	3,764	168,590
U.S. Bancorp	3,027	128,496
Wells Fargo & Co.	29,474	1,355,509
		2,990,085
Capital Markets - 2.6%
KKR & Co. LP	2,571	125,028
Morgan Stanley	1,406	115,531
Northern Trust Corp.	2,437	205,561
Raymond James Financial, Inc.	645	76,200
State Street Corp.	1,913	141,562
		663,882
Consumer Finance - 0.3%
Discover Financial Services	592	61,840
Insurance - 0.5%
Chubb Ltd.	547	117,545
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	2,477	33,811
Radian Group, Inc.	9,739	203,253
		237,064
TOTAL FINANCIALS		4,070,416
HEALTH CARE - 13.3%
Biotechnology - 0.7%
ADC Therapeutics SA (b)	418	1,856
Alnylam Pharmaceuticals, Inc. (b)	292	60,520
Argenx SE ADR (b)	89	34,526
Crinetics Pharmaceuticals, Inc. (b)	637	11,759
Insmed, Inc. (b)	1,036	17,944
Vaxcyte, Inc. (b)	1,058	46,139
Verve Therapeutics, Inc. (b)	302	11,385
		184,129
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	80	7,915
Becton, Dickinson & Co.	224	52,857
Boston Scientific Corp. (b)	6,681	288,018
iRhythm Technologies, Inc. (b)	1	127
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,200	15,180
		364,097
Health Care Providers & Services - 6.4%
Cardinal Health, Inc.	2,130	161,667
Centene Corp. (b)	175	14,898
Cigna Corp.	1,166	376,688
CVS Health Corp.	2,467	233,625
Guardant Health, Inc. (b)	1,026	50,787
Humana, Inc.	84	46,879
McKesson Corp.	778	302,930
Oak Street Health, Inc. (b)	321	6,494
UnitedHealth Group, Inc.	742	411,921
		1,605,889
Life Sciences Tools & Services - 0.2%
Danaher Corp.	246	61,911
Pharmaceuticals - 4.5%
Bayer AG	207	10,884
Bristol-Myers Squibb Co.	7,012	543,220
Eli Lilly & Co.	231	83,643
GSK PLC sponsored ADR	5,011	166,215
Johnson & Johnson	1,604	279,048
Pliant Therapeutics, Inc. (b)	683	16,986
Sanofi SA sponsored ADR	401	17,335
Viatris, Inc.	133	1,347
		1,118,678
TOTAL HEALTH CARE		3,334,704
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.9%
Airbus Group NV	1,302	140,881
General Dynamics Corp.	288	71,942
Huntington Ingalls Industries, Inc.	214	55,013
MTU Aero Engines AG	85	15,225
Raytheon Technologies Corp.	368	34,894
Safran SA	168	18,710
The Boeing Co. (b)	2,829	403,161
		739,826
Air Freight & Logistics - 1.7%
FedEx Corp.	611	97,931
United Parcel Service, Inc. Class B	2,005	336,379
		434,310
Airlines - 0.1%
Copa Holdings SA Class A (b)	55	4,138
Ryanair Holdings PLC sponsored ADR (b)	200	13,778
		17,916
Building Products - 0.1%
Johnson Controls International PLC	572	33,084
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	2,345	21,386
Electrical Equipment - 1.8%
Acuity Brands, Inc.	571	104,818
Hubbell, Inc. Class B	253	60,082
Regal Rexnord Corp.	50	6,327
Vertiv Holdings Co.	19,100	273,321
		444,548
Industrial Conglomerates - 5.8%
3M Co.	193	24,277
General Electric Co.	18,285	1,422,756
		1,447,033
Machinery - 0.8%
Cummins, Inc.	119	29,097
Flowserve Corp.	1,327	38,058
Fortive Corp.	726	46,391
Otis Worldwide Corp.	424	29,951
Stanley Black & Decker, Inc.	184	14,442
Westinghouse Air Brake Tech Co.	528	49,252
		207,191
Professional Services - 0.1%
Equifax, Inc.	104	17,632
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	2,204	105,858
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	191	2,963
TOTAL INDUSTRIALS		3,471,747
INFORMATION TECHNOLOGY - 16.9%
IT Services - 4.0%
Amadeus IT Holding SA Class A (b)	641	33,432
Edenred SA	1,488	76,408
Fidelity National Information Services, Inc.	971	80,583
Genpact Ltd.	448	21,728
Global Payments, Inc.	108	12,340
IBM Corp.	270	37,338
MasterCard, Inc. Class A	261	85,655
PayPal Holdings, Inc. (b)	670	55,999
Sabre Corp. (b)	3,588	20,846
Snowflake, Inc. (b)	20	3,206
Twilio, Inc. Class A (b)	507	37,706
Unisys Corp. (b)	10,486	89,131
Visa, Inc. Class A	2,205	456,788
		1,011,160
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	264	37,652
Applied Materials, Inc.	574	50,678
Intel Corp.	2,102	59,760
Lam Research Corp.	100	40,478
Marvell Technology, Inc.	2,713	107,652
NVIDIA Corp.	158	21,325
Qualcomm, Inc.	2,287	269,088
		586,633
Software - 7.3%
Adobe, Inc. (b)	311	99,054
Autodesk, Inc. (b)	276	59,147
Coupa Software, Inc. (b)	48	2,555
DoubleVerify Holdings, Inc. (b)	370	10,815
Dynatrace, Inc. (b)	822	28,967
Elastic NV (b)	1,000	63,950
Microsoft Corp.	5,870	1,362,603
PTC, Inc. (b)	111	13,079
Salesforce.com, Inc. (b)	124	20,161
SAP SE sponsored ADR	1,603	153,984
Workday, Inc. Class A (b)	60	9,349
		1,823,664
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	5,192	796,141
Samsung Electronics Co. Ltd.	420	17,479
		813,620
TOTAL INFORMATION TECHNOLOGY		4,235,077
MATERIALS - 2.5%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (b)	397	9,258
DuPont de Nemours, Inc.	2,135	122,122
		131,380
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	7,261	128,074
Freeport-McMoRan, Inc.	8,595	272,376
Glencore PLC	16,994	97,428
		497,878
TOTAL MATERIALS		629,258
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	321	66,508
Equinix, Inc.	13	7,364
Simon Property Group, Inc.	1,087	118,461
		192,333
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Corp.	200	21,428
PG&E Corp. (b)	3,792	56,615
Southern Co.	755	49,437
		127,480
Multi-Utilities - 0.0%
Sempra Energy	57	8,604
TOTAL UTILITIES		136,084
TOTAL COMMON STOCKS (Cost $15,770,144)		23,816,059

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(c)(d)	200	7,754

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	2,708	28,624

TOTAL PREFERRED STOCKS (Cost $36,439)		36,378

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e) (Cost $1,247,257)	1,247,008	1,247,257

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,053,840)	25,099,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,187)
NET ASSETS - 100.0%	25,095,507

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,962 or 0.1% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,754 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	688,607	8,090,240	7,531,590	24,018	-	-	1,247,257	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	47,125	336,221	383,346	52	-	-	-	0.0%
Total	735,732	8,426,461	7,914,936	24,070	-	-	1,247,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,716,872	1,587,447	121,671	7,754
Consumer Discretionary	807,771	807,771	-	-
Consumer Staples	1,178,124	1,108,495	69,629	-
Energy	4,051,427	4,051,427	-	-
Financials	4,070,416	4,070,416	-	-
Health Care	3,334,704	3,323,820	10,884	-
Industrials	3,500,371	3,340,780	159,591	-
Information Technology	4,235,077	4,201,645	33,432	-
Materials	629,258	531,830	97,428	-
Real Estate	192,333	192,333	-	-
Utilities	136,084	136,084	-	-

Money Market Funds	1,247,257	1,247,257	-	-
Total Investments in Securities:	25,099,694	24,599,305	492,635	7,754
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,806,583)	$23,852,437
Fidelity Central Funds (cost $1,247,257)	1,247,257

Total Investment in Securities (cost $17,053,840)		$25,099,694
Receivable for investments sold		24,475
Receivable for fund shares sold		6,396
Dividends receivable		30,431
Distributions receivable from Fidelity Central Funds		3,733
Total assets		25,164,729
Liabilities
Payable for investments purchased	$1,866
Payable for fund shares redeemed	53,424
Accrued management fee	13,932
Total Liabilities		69,222
Net Assets		$25,095,507
Net Assets consist of:
Paid in capital		$15,071,313
Total accumulated earnings (loss)		10,024,194
Net Assets		$25,095,507
Net Asset Value , offering price and redemption price per share ($25,095,507 ÷ 2,126,310 shares)		$11.80

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$513,077
Income from Fidelity Central Funds (including $52 from security lending)		24,070
Total Income		537,147
Expenses
Management fee	$111,480
Independent trustees' fees and expenses	87
Total expenses before reductions	111,567
Expense reductions	(44)
Total expenses after reductions		111,523
Net Investment income (loss)		425,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,699,192
Foreign currency transactions	(413)
Total net realized gain (loss)		1,698,779
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,444,177)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(4,444,193)
Net gain (loss)		(2,745,414)
Net increase (decrease) in net assets resulting from operations		$(2,319,790)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$425,624	$1,316,279
Net realized gain (loss)	1,698,779	10,273,547
Change in net unrealized appreciation (depreciation)	(4,444,193)	(8,955,259)
Net increase (decrease) in net assets resulting from operations	(2,319,790)	2,634,567
Distributions to shareholders	(9,903,531)	(4,803,909)
Share transactions
Proceeds from sales of shares	15,029,011	20,163,965
Reinvestment of distributions	9,903,531	4,803,909
Cost of shares redeemed	(32,708,365)	(49,911,830)
Net increase (decrease) in net assets resulting from share transactions	(7,775,823)	(24,943,956)
Total increase (decrease) in net assets	(19,999,144)	(27,113,298)

Net Assets
Beginning of period	45,094,651	72,207,949
End of period	$25,095,507	$45,094,651

Other Information
Shares
Sold	1,134,330	1,315,652
Issued in reinvestment of distributions	871,790	314,054
Redeemed	(3,023,608)	(3,172,262)
Net increase (decrease)	(1,017,488)	(1,542,556)

Financial Highlights
Fidelity® Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.34	$15.41	$10.37	$11.61	$11.00	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.30 D	.22	.23	.23	.16
Net realized and unrealized gain (loss)	.01 E	(.36) E	5.27	(1.15)	.84	.91
Total from investment operations	.11	(.06)	5.49	(.92)	1.07	1.07
Distributions from net investment income	(.05)	(.30)	(.25)	(.24)	(.20)	(.05)
Distributions from net realized gain	(2.60)	(.71)	(.20)	(.08)	(.26)	(.01)
Total distributions	(2.65)	(1.01)	(.45)	(.32)	(.46)	(.07) F
Net asset value, end of period	$11.80	$14.34	$15.41	$10.37	$11.61	$11.00
Total Return G,H	1.48%	(.72)%	54.03%	(8.32)%	10.12%	10.65%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.45% K	.45%	.45%	.45%	.45%	.45% K
Expenses net of fee waivers, if any	.45% K	.45%	.45%	.45%	.45%	.45% K
Expenses net of all reductions	.45% K	.45%	.45%	.45%	.44%	.45% K
Net investment income (loss)	1.72% K	1.95% D	1.80%	2.05%	2.09%	1.55% K
Supplemental Data
Net assets, end of period (000 omitted)	$25,096	$45,095	$72,208	$70,742	$87,168	$84,217
Portfolio turnover rate L,M	19% K	18%	19%	30%	49%	67% K

A For the period May 25, 2017 (commencement of operations) through April 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,536,413
Gross unrealized depreciation	(806,854)
Net unrealized appreciation (depreciation)	$7,729,559
Tax cost	$17,370,135

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	4,098,087	28,740,195

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Large Cap Stock K6 Fund	494,052	6,895,159

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Large Cap Stock K6 Fund	50,506	778,805
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock K6 Fund	$118

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock K6 Fund	270,696	179,562	1,181
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock K6 Fund	$4	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $44.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Large Cap Stock K6 Fund	.45%
Actual		$ 1,000	$ 1,014.80	$ 2.29
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Large Cap Stock K6 Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9883970.105
LCSK6-SANN-1222
Fidelity® Large Cap Stock Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	8.3
General Electric Co.	5.9
Wells Fargo & Co.	5.8
Microsoft Corp.	5.7
Apple, Inc.	3.3
Bank of America Corp.	3.1
Hess Corp.	2.5
Bristol-Myers Squibb Co.	2.3
UnitedHealth Group, Inc.	1.8
Visa, Inc. Class A	1.8
40.5

Market Sectors (% of Fund's net assets)

Information Technology	17.6
Financials	16.8
Energy	14.8
Health Care	14.3
Industrials	13.9
Communication Services	7.1
Consumer Staples	5.0
Consumer Discretionary	3.5
Materials	2.6
Real Estate	0.8
Utilities	0.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.8%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	82,083	2,687
Verizon Communications, Inc.	152,012	5,681
		8,368
Entertainment - 1.4%
Activision Blizzard, Inc.	51,646	3,760
Nintendo Co. Ltd. ADR	369,598	3,740
The Walt Disney Co. (b)	177,573	18,919
Universal Music Group NV	610,917	11,996
		38,415
Interactive Media & Services - 3.1%
Alphabet, Inc.:
Class A (b)	378,578	35,779
Class C (b)	341,332	32,310
Match Group, Inc. (b)	12,865	556
Meta Platforms, Inc. Class A (b)	146,423	13,641
Snap, Inc. Class A (b)	296,766	2,941
		85,227
Media - 2.3%
Comcast Corp. Class A	1,525,072	48,406
Interpublic Group of Companies, Inc.	416,887	12,419
		60,825
TOTAL COMMUNICATION SERVICES		192,835
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.3%
BorgWarner, Inc.	202,662	7,606
Automobiles - 0.1%
General Motors Co.	64,710	2,540
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	11,704	21,880
Expedia, Inc. (b)	49,853	4,660
Marriott International, Inc. Class A	53,341	8,540
Starbucks Corp.	36,592	3,169
		38,249
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	63,544	6,021
Sony Group Corp. sponsored ADR	42,974	2,899
Whirlpool Corp.	9,376	1,296
		10,216
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (b)	42,560	4,360
Multiline Retail - 0.0%
Target Corp.	5,899	969
Specialty Retail - 1.1%
Lowe's Companies, Inc.	148,345	28,920
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	19,795	1,835
TOTAL CONSUMER DISCRETIONARY		94,695
CONSUMER STAPLES - 5.0%
Beverages - 1.8%
Diageo PLC sponsored ADR (c)	75,078	12,536
Keurig Dr. Pepper, Inc.	243,980	9,476
The Coca-Cola Co.	442,669	26,494
		48,506
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	3,589	1,800
Performance Food Group Co. (b)	104,040	5,414
Sysco Corp.	244,053	21,125
U.S. Foods Holding Corp. (b)	136,299	4,056
Walmart, Inc.	52,370	7,454
		39,849
Household Products - 0.1%
Colgate-Palmolive Co.	3,091	228
Spectrum Brands Holdings, Inc.	56,491	2,606
		2,834
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,200	241
Haleon PLC ADR (b)	1,039,756	6,363
		6,604
Tobacco - 1.4%
Altria Group, Inc.	643,411	29,771
Swedish Match Co. AB	802,090	8,249
		38,020
TOTAL CONSUMER STAPLES		135,813
ENERGY - 14.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	21,491	594
Oil, Gas & Consumable Fuels - 14.7%
Canadian Natural Resources Ltd.	93,823	5,627
Cenovus Energy, Inc. (Canada)	2,099,118	42,434
EQT Corp.	70,193	2,937
Exxon Mobil Corp.	2,047,479	226,881
Hess Corp.	474,565	66,952
Imperial Oil Ltd.	237,372	12,913
Kosmos Energy Ltd. (b)	2,681,294	17,402
Phillips 66 Co.	37,870	3,949
Tourmaline Oil Corp.	355,952	20,056
		399,151
TOTAL ENERGY		399,745
FINANCIALS - 16.8%
Banks - 12.6%
Bank of America Corp.	2,338,838	84,292
JPMorgan Chase & Co.	229,115	28,841
M&T Bank Corp.	36,894	6,212
PNC Financial Services Group, Inc.	176,947	28,635
Truist Financial Corp.	455,711	20,411
U.S. Bancorp	389,496	16,534
Wells Fargo & Co.	3,447,798	158,564
		343,489
Capital Markets - 2.8%
KKR & Co. LP	278,950	13,565
Morgan Stanley	166,204	13,657
Northern Trust Corp.	290,053	24,466
Raymond James Financial, Inc.	76,252	9,008
State Street Corp.	207,563	15,360
		76,056
Consumer Finance - 0.2%
Discover Financial Services	63,362	6,619
Diversified Financial Services - 0.0%
Acacia Research Corp. (b)	24,000	96
Insurance - 0.2%
Chubb Ltd.	30,314	6,514
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	505,469	6,900
Radian Group, Inc.	925,116	19,307
		26,207
TOTAL FINANCIALS		458,981
HEALTH CARE - 14.3%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	48,260	214
Alnylam Pharmaceuticals, Inc. (b)	33,054	6,851
Argenx SE ADR (b)	2,991	1,160
Crinetics Pharmaceuticals, Inc. (b)	82,956	1,531
Insmed, Inc. (b)	135,256	2,343
Vaxcyte, Inc. (b)	49,998	2,180
Verve Therapeutics, Inc. (b)	34,517	1,301
		15,580
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	10,468	1,036
Becton, Dickinson & Co.	31,292	7,384
Boston Scientific Corp. (b)	811,132	34,968
iRhythm Technologies, Inc. (b)	299	38
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	139,742	1,768
		45,194
Health Care Providers & Services - 6.9%
Cardinal Health, Inc.	246,427	18,704
Centene Corp. (b)	25,222	2,147
Cigna Corp.	131,501	42,483
CVS Health Corp.	283,675	26,864
Guardant Health, Inc. (b)	58,749	2,908
Humana, Inc.	10,868	6,065
McKesson Corp.	98,865	38,495
Oak Street Health, Inc. (b)	43,073	871
UnitedHealth Group, Inc.	88,256	48,995
		187,532
Life Sciences Tools & Services - 0.2%
Danaher Corp.	25,242	6,353
Pharmaceuticals - 4.9%
Bayer AG	105,032	5,523
Bristol-Myers Squibb Co.	790,905	61,271
Eli Lilly & Co.	30,106	10,901
GSK PLC sponsored ADR (c)	592,948	19,668
Johnson & Johnson	192,549	33,498
Pliant Therapeutics, Inc. (b)	44,171	1,099
Sanofi SA sponsored ADR	48,310	2,088
Viatris, Inc.	34,598	350
		134,398
TOTAL HEALTH CARE		389,057
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.0%
Airbus Group NV	129,920	14,058
General Dynamics Corp.	38,902	9,718
Huntington Ingalls Industries, Inc.	24,928	6,408
MTU Aero Engines AG	11,766	2,108
Raytheon Technologies Corp.	48,638	4,612
Safran SA	22,933	2,554
The Boeing Co. (b)	292,909	41,742
		81,200
Air Freight & Logistics - 1.8%
FedEx Corp.	64,092	10,273
United Parcel Service, Inc. Class B	236,444	39,668
		49,941
Airlines - 0.1%
Copa Holdings SA Class A (b)	9,273	698
Ryanair Holdings PLC sponsored ADR (b)	27,918	1,923
		2,621
Building Products - 0.2%
Johnson Controls International PLC	74,779	4,325
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)(c)	257,814	2,351
Electrical Equipment - 1.1%
Acuity Brands, Inc.	53,571	9,834
Hubbell, Inc. Class B	34,154	8,111
Regal Rexnord Corp.	4,188	530
Vertiv Holdings Co.	838,730	12,002
		30,477
Industrial Conglomerates - 6.0%
3M Co.	25,962	3,266
General Electric Co.	2,067,603	160,880
		164,146
Machinery - 0.9%
Cummins, Inc.	17,647	4,315
Flowserve Corp.	170,966	4,903
Fortive Corp.	87,742	5,607
Otis Worldwide Corp.	56,274	3,975
Stanley Black & Decker, Inc.	24,527	1,925
Westinghouse Air Brake Tech Co.	56,986	5,316
		26,041
Professional Services - 0.1%
Equifax, Inc.	10,868	1,843
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	265,282	12,741
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	47,261	733
TOTAL INDUSTRIALS		376,419
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	671,520	5,426
IT Services - 4.0%
Amadeus IT Holding SA Class A (b)	83,054	4,332
Edenred SA	180,336	9,260
Fidelity National Information Services, Inc.	123,030	10,210
Genpact Ltd.	96,410	4,676
Global Payments, Inc.	15,654	1,789
IBM Corp.	33,103	4,578
MasterCard, Inc. Class A	28,120	9,228
PayPal Holdings, Inc. (b)	80,664	6,742
Sabre Corp. (b)(c)	430,589	2,502
Snowflake, Inc. (b)	1,895	304
Twilio, Inc. Class A (b)	54,630	4,063
Unisys Corp. (b)	384,789	3,271
Visa, Inc. Class A	235,408	48,767
		109,722
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	32,893	4,691
Applied Materials, Inc.	64,762	5,718
Intel Corp.	259,108	7,366
Lam Research Corp.	12,269	4,966
Marvell Technology, Inc.	148,223	5,881
NVIDIA Corp.	23,492	3,171
Qualcomm, Inc.	256,583	30,190
		61,983
Software - 7.7%
Adobe, Inc. (b)	33,259	10,593
Autodesk, Inc. (b)	28,828	6,178
Coupa Software, Inc. (b)	12,191	649
DoubleVerify Holdings, Inc. (b)	46,963	1,373
Dynatrace, Inc. (b)	95,841	3,377
Elastic NV (b)	90,742	5,803
Intuit, Inc.	700	299
Microsoft Corp.	667,060	154,845
PTC, Inc. (b)	27,517	3,242
Salesforce.com, Inc. (b)	13,469	2,190
SAP SE sponsored ADR (c)	198,228	19,042
Workday, Inc. Class A (b)	9,273	1,445
		209,036
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	592,968	90,926
Samsung Electronics Co. Ltd.	65,110	2,710
		93,636
TOTAL INFORMATION TECHNOLOGY		479,803
MATERIALS - 2.6%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	46,602	1,087
DuPont de Nemours, Inc.	270,903	15,496
		16,583
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	736,267	12,987
Freeport-McMoRan, Inc.	955,779	30,289
Glencore PLC	1,944,189	11,146
		54,422
TOTAL MATERIALS		71,005
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	34,056	7,056
Equinix, Inc.	1,121	635
Simon Property Group, Inc.	124,440	13,561
		21,252
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	26,422	2,831
PG&E Corp. (b)	147,908	2,208
Southern Co.	102,828	6,733
		11,772
Multi-Utilities - 0.1%
Sempra Energy	7,243	1,093
TOTAL UTILITIES		12,865
TOTAL COMMON STOCKS (Cost $1,917,030)		2,632,470

Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	140

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	347,577	3,674

TOTAL PREFERRED STOCKS (Cost $4,291)		3,814

Other - 0.1%
	Shares	Value ($) (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $6,968)	6,967,758	2,042

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (g)	82,610,828	82,627
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	30,652,409	30,655
TOTAL MONEY MARKET FUNDS (Cost $113,282)		113,282

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,041,571)	2,751,608
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(29,328)
NET ASSETS - 100.0%	2,722,280

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,687,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,608,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Mirion Technologies, Inc.	6/16/21	6,715

Reddit, Inc. Series E	5/18/21	153

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 9/01/17	6,968

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1	168,985	86,359	467	-	-	82,627	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	2,427	99,675	71,447	14	-	-	30,655	0.1%
Total	2,428	268,660	157,806	481	-	-	113,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	192,975	178,152	14,683	140
Consumer Discretionary	94,695	94,695	-	-
Consumer Staples	135,813	127,564	8,249	-
Energy	399,745	399,745	-	-
Financials	458,981	458,981	-	-
Health Care	389,057	383,534	5,523	-
Industrials	380,093	363,481	16,612	-
Information Technology	479,803	475,471	4,332	-
Materials	71,005	59,859	11,146	-
Real Estate	21,252	21,252	-	-
Utilities	12,865	12,865	-	-

Other	2,042	-	-	2,042

Money Market Funds	113,282	113,282	-	-
Total Investments in Securities:	2,751,608	2,688,881	60,545	2,182
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,755) - See accompanying schedule:
Unaffiliated issuers (cost $1,928,289)	$2,638,326
Fidelity Central Funds (cost $113,282)	113,282

Total Investment in Securities (cost $2,041,571)		$2,751,608
Cash		138
Restricted cash		361
Receivable for fund shares sold		1,828
Dividends receivable		2,704
Distributions receivable from Fidelity Central Funds		178
Prepaid expenses		4
Total assets		2,756,821
Liabilities
Payable for investments purchased	$449
Payable for fund shares redeemed	1,842
Accrued management fee	1,181
Other affiliated payables	376
Other payables and accrued expenses	35
Collateral on securities loaned	30,658
Total Liabilities		34,541
Net Assets		$2,722,280
Net Assets consist of:
Paid in capital		$2,000,360
Total accumulated earnings (loss)		721,920
Net Assets		$2,722,280
Net Asset Value , offering price and redemption price per share ($2,722,280 ÷ 72,298 shares)		$37.65

Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$28,136
Income from Fidelity Central Funds (including $14 from security lending)		481
Total Income		28,617
Expenses
Management fee
Basic fee	$7,081
Performance adjustment	(286)
Transfer agent fees	1,963
Accounting fees	359
Custodian fees and expenses	15
Independent trustees' fees and expenses	5
Registration fees	56
Audit	30
Legal	4
Interest	1
Miscellaneous	5
Total expenses before reductions	9,233
Expense reductions	(48)
Total expenses after reductions		9,185
Net Investment income (loss)		19,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,847
Foreign currency transactions	(3)
Total net realized gain (loss)		7,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(67,105)
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		(67,135)
Net gain (loss)		(59,291)
Net increase (decrease) in net assets resulting from operations		$(39,859)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,432	$54,976
Net realized gain (loss)	7,844	102,427
Change in net unrealized appreciation (depreciation)	(67,135)	(174,723)
Net increase (decrease) in net assets resulting from operations	(39,859)	(17,320)
Distributions to shareholders	(58,534)	(142,957)
Share transactions
Proceeds from sales of shares	452,660	694,858
Reinvestment of distributions	43,983	104,823
Cost of shares redeemed	(545,254)	(739,260)
Net increase (decrease) in net assets resulting from share transactions	(48,611)	60,421
Total increase (decrease) in net assets	(147,004)	(99,856)

Net Assets
Beginning of period	2,869,284	2,969,140
End of period	$2,722,280	$2,869,284

Other Information
Shares
Sold	12,477	16,637
Issued in reinvestment of distributions	1,180	2,547
Redeemed	(14,940)	(17,865)
Net increase (decrease)	(1,283)	1,319

Financial Highlights
Fidelity® Large Cap Stock Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.00	$41.09	$27.80	$32.11	$33.02	$30.85
Income from Investment Operations
Net investment income (loss) A,B	.27	.75 C	.57	.63	.63	.47
Net realized and unrealized gain (loss)	(.80)	(.86)	14.10	(3.12)	2.17	2.87
Total from investment operations	(.53)	(.11)	14.67	(2.49)	2.80	3.34
Distributions from net investment income	(.15)	(.77)	(.65)	(.62)	(.53) D	(.38)
Distributions from net realized gain	(.67)	(1.21)	(.73)	(1.20)	(3.18) D	(.79)
Total distributions	(.82)	(1.98)	(1.38)	(1.82)	(3.71)	(1.17)
Net asset value, end of period	$37.65	$39.00	$41.09	$27.80	$32.11	$33.02
Total Return E,F	(1.35)%	(.46)%	54.08%	(8.41)%	9.57%	10.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.54%	.48%	.47%	.63%	.67%
Expenses net of fee waivers, if any	.68% I	.53%	.48%	.47%	.63%	.67%
Expenses net of all reductions	.68% I	.53%	.48%	.47%	.62%	.66%
Net investment income (loss)	1.44% I	1.80% C	1.73%	2.05%	1.96%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$2,722	$2,869	$2,969	$2,173	$2,796	$3,864
Portfolio turnover rate J	4% I,K	15% K	18%	32% K	35% K	40% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, redemptions in-kind,   partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$916,615
Gross unrealized depreciation	(216,086)
Net unrealized appreciation (depreciation)	$700,529
Tax cost	$2,051,079

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Utica Shale Drilling Program (non-operating revenue interest)	2,403.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	55,758	211,216

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Stock Fund	177	3,407	6,895

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Stock Fund	19	409	779

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Large Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock Fund	$2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Stock Fund	Borrower	$4,819.59%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock Fund	5,411	14,094	3,209

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Large Cap Stock Fund	$2

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock Fund	$1	$-	$-

8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $48.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Large Cap Stock Fund	.68%
Actual		$ 1,000	$ 986.50	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.78	$ 3.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Large Cap Stock Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.465347.125
LCS-SANN-1222
Fidelity® Small Cap Stock Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

StoneX Group, Inc.	2.8
Antero Resources Corp.	2.7
Grand Canyon Education, Inc.	2.3
LGI Homes, Inc.	2.3
Insight Enterprises, Inc.	2.3
Boston Beer Co., Inc. Class A	2.2
Selective Insurance Group, Inc.	2.2
Syneos Health, Inc.	2.1
Concentrix Corp.	2.0
Performance Food Group Co.	1.9
22.8

Market Sectors (% of Fund's net assets)

Health Care	16.3
Industrials	16.3
Financials	15.2
Consumer Discretionary	12.9
Information Technology	12.5
Energy	7.4
Consumer Staples	5.0
Real Estate	4.5
Materials	4.1
Communication Services	2.4
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.7%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
Nexstar Broadcasting Group, Inc. Class A	73,098	12,522
TechTarget, Inc. (a)	121,026	7,812
Thryv Holdings, Inc. (a)(b)	467,089	9,557
		29,891
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.9%
Fox Factory Holding Corp. (a)	126,162	11,083
Diversified Consumer Services - 2.3%
Grand Canyon Education, Inc. (a)	280,657	28,243
Hotels, Restaurants & Leisure - 2.4%
Churchill Downs, Inc.	45,644	9,490
F45 Training Holdings, Inc. (a)(b)	1,636,782	5,467
Planet Fitness, Inc. (a)	214,449	14,042
		28,999
Household Durables - 5.4%
Cavco Industries, Inc. (a)	45,278	10,263
Helen of Troy Ltd. (a)	134,151	12,693
LGI Homes, Inc. (a)	300,748	27,684
Tempur Sealy International, Inc.	374,687	10,075
Traeger, Inc. (a)(b)	1,355,656	5,626
		66,341
Leisure Products - 0.5%
YETI Holdings, Inc. (a)	189,811	6,089
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	37,210	11,703
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	76,819	5,435
TOTAL CONSUMER DISCRETIONARY		157,893
CONSUMER STAPLES - 5.0%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(b)	73,959	27,608
Food & Staples Retailing - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	139,158	10,771
Performance Food Group Co. (a)	452,586	23,553
		34,324
TOTAL CONSUMER STAPLES		61,932
ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Liberty Oilfield Services, Inc. Class A	854,084	14,443
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp. (a)	899,534	32,977
Brigham Minerals, Inc. Class A	296,683	9,197
Enviva, Inc. (b)	124,140	7,429
Northern Oil & Gas, Inc.	361,847	12,353
PDC Energy, Inc.	193,647	13,970
		75,926
TOTAL ENERGY		90,369
FINANCIALS - 15.2%
Banks - 3.3%
Independent Bank Group, Inc.	222,567	14,042
Metropolitan Bank Holding Corp. (a)	199,174	13,145
PacWest Bancorp	509,104	12,656
Union Bankshares, Inc.	16,910	417
		40,260
Capital Markets - 5.2%
Bridge Investment Group Holdings, Inc. (b)	624,908	9,786
LPL Financial	33,766	8,632
P10, Inc.	1,109,922	11,532
StoneX Group, Inc. (a)	364,123	33,980
		63,930
Consumer Finance - 1.5%
Encore Capital Group, Inc. (a)(b)	371,659	18,925
Insurance - 2.4%
Selective Insurance Group, Inc.	268,349	26,320
Tiptree, Inc.	220,755	2,689
		29,009
Thrifts & Mortgage Finance - 2.8%
Enact Holdings, Inc. (b)	532,945	13,665
Walker & Dunlop, Inc.	225,573	20,293
		33,958
TOTAL FINANCIALS		186,082
HEALTH CARE - 16.3%
Biotechnology - 3.0%
ALX Oncology Holdings, Inc. (a)	341,300	4,143
Avid Bioservices, Inc. (a)	168,595	2,856
Blueprint Medicines Corp. (a)	76,893	3,986
Cytokinetics, Inc. (a)	63,026	2,752
Day One Biopharmaceuticals, Inc. (a)	170,400	3,602
Exelixis, Inc. (a)	200,023	3,316
Instil Bio, Inc. (a)	501,208	1,654
Keros Therapeutics, Inc. (a)	71,217	3,585
Mirati Therapeutics, Inc. (a)	49,290	3,318
Xenon Pharmaceuticals, Inc. (a)	86,199	3,152
Zentalis Pharmaceuticals, Inc. (a)	158,015	3,965
		36,329
Health Care Equipment & Supplies - 3.9%
Figs, Inc. Class A (a)(b)	1,062,972	7,845
Heska Corp. (a)	138,317	9,926
Integer Holdings Corp. (a)	31,719	1,977
Semler Scientific, Inc. (a)	229,882	9,657
TransMedics Group, Inc. (a)	215,333	10,383
UFP Technologies, Inc. (a)	83,624	7,848
		47,636
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (a)	102,553	8,338
Chemed Corp.	42,805	19,984
Guardant Health, Inc. (a)	34,859	1,726
Owens & Minor, Inc.	660,830	11,234
R1 Rcm, Inc. (a)	268,418	4,740
		46,022
Health Care Technology - 2.4%
Evolent Health, Inc. (a)	720,522	22,920
Phreesia, Inc. (a)	225,911	6,172
		29,092
Life Sciences Tools & Services - 2.4%
Nanostring Technologies, Inc. (a)	38,284	400
Science 37 Holdings, Inc. (a)	2,999,130	4,349
Syneos Health, Inc. (a)	504,401	25,412
		30,161
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	108,628	5,400
Edgewise Therapeutics, Inc. (a)	393,838	3,745
Fulcrum Therapeutics, Inc. (a)	285,366	1,587
		10,732
TOTAL HEALTH CARE		199,972
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.0%
Cadre Holdings, Inc. (b)	179,035	5,258
V2X, Inc. (a)	159,188	6,525
		11,783
Building Products - 4.3%
Builders FirstSource, Inc. (a)	354,168	21,838
CSW Industrials, Inc.	136,677	17,620
Hayward Holdings, Inc. (a)(b)	1,380,967	12,774
		52,232
Construction & Engineering - 2.3%
Granite Construction, Inc.	319,215	10,767
Willscot Mobile Mini Holdings (a)	420,395	17,879
		28,646
Electrical Equipment - 2.2%
Atkore, Inc. (a)	109,757	10,460
Vertiv Holdings Co.	1,183,713	16,939
		27,399
Professional Services - 4.8%
CACI International, Inc. Class A (a)	77,239	23,483
Kforce, Inc.	347,049	21,958
TriNet Group, Inc. (a)	210,101	13,652
		59,093
Trading Companies & Distributors - 1.7%
Beacon Roofing Supply, Inc. (a)	189,678	10,688
Custom Truck One Source, Inc. Class A (a)	1,361,004	9,432
		20,120
TOTAL INDUSTRIALS		199,273
INFORMATION TECHNOLOGY - 12.5%
Electronic Equipment & Components - 3.2%
Insight Enterprises, Inc. (a)	292,680	27,661
Mirion Technologies, Inc. Class A (a)(b)	1,416,636	11,446
		39,107
IT Services - 3.9%
Concentrix Corp.	204,950	25,051
Cyxtera Technologies, Inc. Class A (a)	961,022	2,326
ExlService Holdings, Inc. (a)	113,121	20,571
		47,948
Semiconductors & Semiconductor Equipment - 1.6%
MaxLinear, Inc. Class A (a)(b)	379,459	11,718
SiTime Corp. (a)	81,624	7,331
		19,049
Software - 2.8%
Elastic NV (a)	185,244	11,846
Five9, Inc. (a)	259,412	15,632
Intapp, Inc. (a)	279,988	6,289
Sikri Holding A/S (a)	326,500	193
		33,960
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	465,599	12,799
TOTAL INFORMATION TECHNOLOGY		152,863
MATERIALS - 4.1%
Chemicals - 2.9%
Hawkins, Inc.	162,176	7,303
Intrepid Potash, Inc. (a)	229,666	10,392
Valvoline, Inc.	606,378	17,803
		35,498
Metals & Mining - 1.2%
Commercial Metals Co.	227,154	10,336
Gatos Silver, Inc. (a)	1,300,276	4,291
		14,627
TOTAL MATERIALS		50,125
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Sunstone Hotel Investors, Inc.	877,472	9,784
Terreno Realty Corp.	319,426	18,252
		28,036
Real Estate Management & Development - 2.2%
Cushman & Wakefield PLC (a)	758,650	8,762
Jones Lang LaSalle, Inc. (a)	119,718	19,046
		27,808
TOTAL REAL ESTATE		55,844
UTILITIES - 2.1%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	208,655	8,997
Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	221,581	16,413
TOTAL UTILITIES		25,410
TOTAL COMMON STOCKS (Cost $1,201,200)		1,209,654

Money Market Funds - 7.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (c)	17,066,558	17,070
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	79,443,032	79,451
TOTAL MONEY MARKET FUNDS (Cost $96,521)		96,521

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $1,297,721)	1,306,175
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(81,262)
NET ASSETS - 100.0%	1,224,913

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	25,816	194,753	203,499	146	-	-	17,070	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	59,160	338,815	318,524	70	-	-	79,451	0.2%
Total	84,976	533,568	522,023	216	-	-	96,521

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	29,891	29,891	-	-
Consumer Discretionary	157,893	157,893	-	-
Consumer Staples	61,932	61,932	-	-
Energy	90,369	90,369	-	-
Financials	186,082	186,082	-	-
Health Care	199,972	199,972	-	-
Industrials	199,273	199,273	-	-
Information Technology	152,863	152,863	-	-
Materials	50,125	50,125	-	-
Real Estate	55,844	55,844	-	-
Utilities	25,410	25,410	-	-

Money Market Funds	96,521	96,521	-	-
Total Investments in Securities:	1,306,175	1,306,175	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,723) - See accompanying schedule:
Unaffiliated issuers (cost $1,201,200)	$1,209,654
Fidelity Central Funds (cost $96,521)	96,521

Total Investment in Securities (cost $1,297,721)		$1,306,175
Cash		127
Receivable for investments sold		5,924
Receivable for fund shares sold		434
Dividends receivable		271
Distributions receivable from Fidelity Central Funds		47
Prepaid expenses		2
Total assets		1,312,980
Liabilities
Payable for investments purchased	$7,389
Payable for fund shares redeemed	506
Accrued management fee	505
Other affiliated payables	185
Other payables and accrued expenses	36
Collateral on securities loaned	79,446
Total Liabilities		88,067
Net Assets		$1,224,913
Net Assets consist of:
Paid in capital		$1,282,767
Total accumulated earnings (loss)		(57,854)
Net Assets		$1,224,913
Net Asset Value , offering price and redemption price per share ($1,224,913 ÷ 82,682 shares)		$14.81

Statement of Operations
Amounts in thousands		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$3,859
Income from Fidelity Central Funds (including $70 from security lending)		216
Total Income		4,075
Expenses
Management fee
Basic fee	$4,086
Performance adjustment	(628)
Transfer agent fees	937
Accounting fees	177
Custodian fees and expenses	12
Independent trustees' fees and expenses	2
Registration fees	17
Audit	31
Legal	3
Interest	1
Miscellaneous	4
Total expenses before reductions	4,642
Expense reductions	(23)
Total expenses after reductions		4,619
Net Investment income (loss)		(544)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,006
Foreign currency transactions	(5)
Total net realized gain (loss)		24,001
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(65,186)
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		(65,197)
Net gain (loss)		(41,196)
Net increase (decrease) in net assets resulting from operations		$(41,740)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(544)	$1,604
Net realized gain (loss)	24,001	196,178
Change in net unrealized appreciation (depreciation)	(65,197)	(394,701)
Net increase (decrease) in net assets resulting from operations	(41,740)	(196,919)
Distributions to shareholders	(85,845)	(317,546)
Share transactions
Proceeds from sales of shares	95,823	55,957
Reinvestment of distributions	82,717	306,087
Cost of shares redeemed	(83,704)	(199,191)
Net increase (decrease) in net assets resulting from share transactions	94,836	162,853
Total increase (decrease) in net assets	(32,749)	(351,612)

Net Assets
Beginning of period	1,257,662	1,609,274
End of period	$1,224,913	$1,257,662

Other Information
Shares
Sold	6,202	2,697
Issued in reinvestment of distributions	5,578	15,213
Redeemed	(5,592)	(9,667)
Net increase (decrease)	6,188	8,243

Financial Highlights
Fidelity® Small Cap Stock Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.44	$23.58	$14.00	$16.89	$19.56	$19.38
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.02	(.01)	.05	.12 C	.08 D
Net realized and unrealized gain (loss)	(.48)	(2.57)	9.59	(2.88)	.90	1.86
Total from investment operations	(.49)	(2.55)	9.58	(2.83)	1.02	1.94
Distributions from net investment income	-	(.05)	-	(.06)	(.06)	(.07)
Distributions from net realized gain	(1.14)	(4.54)	-	-	(3.64)	(1.69)
Total distributions	(1.14)	(4.59)	-	(.06)	(3.69) E	(1.76)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$14.81	$16.44	$23.58	$14.00	$16.89	$19.56
Total Return G,H	(3.00)%	(13.53)%	68.43%	(16.85)%	6.66%	10.39%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.77% K	.90%	.88%	.91%	.67%	.82%
Expenses net of fee waivers, if any	.76% K	.89%	.88%	.91%	.67%	.82%
Expenses net of all reductions	.76% K	.89%	.86%	.90%	.67%	.81%
Net investment income (loss)	(.09)% K	.10%	(.05)%	.27%	.66% C	.39% D
Supplemental Data
Net assets, end of period (in millions)	$1,225	$1,258	$1,609	$1,097	$1,515	$1,595
Portfolio turnover rate L,M	73% K	135%	123%	65%	66%	63%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$169,800
Gross unrealized depreciation	(166,040)
Net unrealized appreciation (depreciation)	$3,760
Tax cost	$1,302,415

The Fund elected to defer to its next fiscal year approximately $83,641 of capital losses recognized during the period November 1, 2021 to April 30, 2022. The Fund elected to defer to its next fiscal year approximately $2,462 of ordinary losses recognized during the period January 1, 2022 to April 30, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	460,864	439,748

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	97	184	1,362

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	174	621	3,033

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Small Cap Stock Fund	$16

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Stock Fund	Borrower	$18,976	2.57%	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	24,246	15,358	2,085

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Stock Fund	$1

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock Fund	$7	$1	$-

8.Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $22.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Small Cap Stock Fund	.76%
Actual		$ 1,000	$ 970.00	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.87

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in February 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Small Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.711817.124
SLCX-SANN-1222
Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

StoneX Group, Inc.	2.8
Antero Resources Corp.	2.7
Grand Canyon Education, Inc.	2.3
Boston Beer Co., Inc. Class A	2.3
Insight Enterprises, Inc.	2.3
LGI Homes, Inc.	2.3
Selective Insurance Group, Inc.	2.1
Syneos Health, Inc.	2.1
Concentrix Corp.	1.9
CACI International, Inc. Class A	1.9
22.7

Market Sectors (% of Fund's net assets)

Health Care	16.3
Industrials	16.2
Financials	15.1
Consumer Discretionary	12.8
Information Technology	12.4
Energy	7.3
Consumer Staples	5.1
Real Estate	4.6
Materials	4.1
Communication Services	2.4
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.8%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
Nexstar Broadcasting Group, Inc. Class A	3,526	604,004
TechTarget, Inc. (a)	5,774	372,712
Thryv Holdings, Inc. (a)	21,211	433,977
		1,410,693
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.9%
Fox Factory Holding Corp. (a)	6,038	530,438
Diversified Consumer Services - 2.3%
Grand Canyon Education, Inc. (a)	13,443	1,352,769
Hotels, Restaurants & Leisure - 2.4%
Churchill Downs, Inc.	2,156	448,254
F45 Training Holdings, Inc. (a)	78,123	260,931
Planet Fitness, Inc. (a)	10,251	671,235
		1,380,420
Household Durables - 5.4%
Cavco Industries, Inc. (a)	2,122	480,994
Helen of Troy Ltd. (a)	6,449	610,204
LGI Homes, Inc. (a)	14,352	1,321,102
Tempur Sealy International, Inc.	17,913	481,681
Traeger, Inc. (a)(b)	65,244	270,763
		3,164,744
Leisure Products - 0.5%
YETI Holdings, Inc. (a)	9,089	291,575
Specialty Retail - 0.9%
Murphy U.S.A., Inc.	1,740	547,247
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	3,681	260,431
TOTAL CONSUMER DISCRETIONARY		7,527,624
CONSUMER STAPLES - 5.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	3,566	1,331,152
Food & Staples Retailing - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	6,706	519,044
Performance Food Group Co. (a)	21,614	1,124,793
		1,643,837
TOTAL CONSUMER STAPLES		2,974,989
ENERGY - 7.3%
Energy Equipment & Services - 1.1%
Liberty Oilfield Services, Inc. Class A	40,736	688,846
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp. (a)	42,966	1,575,134
Brigham Minerals, Inc. Class A	14,205	440,355
Enviva, Inc.	5,930	354,851
Northern Oil & Gas, Inc.	17,260	589,256
PDC Energy, Inc.	9,253	667,511
		3,627,107
TOTAL ENERGY		4,315,953
FINANCIALS - 15.1%
Banks - 3.3%
Independent Bank Group, Inc.	10,633	670,836
Metropolitan Bank Holding Corp. (a)	9,526	628,716
PacWest Bancorp	24,496	608,971
		1,908,523
Capital Markets - 5.2%
Bridge Investment Group Holdings, Inc. (b)	29,791	466,527
LPL Financial	1,583	404,694
P10, Inc.	52,927	549,912
StoneX Group, Inc. (a)	17,457	1,629,086
		3,050,219
Consumer Finance - 1.5%
Encore Capital Group, Inc. (a)(b)	17,741	903,372
Insurance - 2.3%
Selective Insurance Group, Inc.	12,851	1,260,426
Tiptree, Inc.	9,827	119,693
		1,380,119
Thrifts & Mortgage Finance - 2.8%
Enact Holdings, Inc.	25,482	653,358
Walker & Dunlop, Inc.	10,771	968,959
		1,622,317
TOTAL FINANCIALS		8,864,550
HEALTH CARE - 16.3%
Biotechnology - 3.0%
ALX Oncology Holdings, Inc. (a)	16,500	200,310
Avid Bioservices, Inc. (a)	8,305	140,687
Blueprint Medicines Corp. (a)	3,507	181,803
Cytokinetics, Inc. (a)	2,974	129,845
Day One Biopharmaceuticals, Inc. (a)	8,200	173,348
Exelixis, Inc. (a)	9,777	162,103
Instil Bio, Inc. (a)(b)	28,109	92,760
Keros Therapeutics, Inc. (a)	3,383	170,300
Mirati Therapeutics, Inc. (a)	2,410	162,241
Xenon Pharmaceuticals, Inc. (a)	4,101	149,974
Zentalis Pharmaceuticals, Inc. (a)	7,685	192,817
		1,756,188
Health Care Equipment & Supplies - 3.8%
Figs, Inc. Class A (a)(b)	50,728	374,373
Heska Corp. (a)	6,583	472,396
Integer Holdings Corp. (a)	983	61,270
Semler Scientific, Inc. (a)	10,974	461,018
TransMedics Group, Inc. (a)	10,294	496,377
UFP Technologies, Inc. (a)	4,021	377,371
		2,242,805
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	4,947	402,191
Chemed Corp.	2,105	982,761
Guardant Health, Inc. (a)	1,841	91,130
Owens & Minor, Inc.	31,203	530,451
R1 Rcm, Inc. (a)	12,782	225,730
		2,232,263
Health Care Technology - 2.4%
Evolent Health, Inc. (a)	34,582	1,100,053
Phreesia, Inc. (a)	10,589	289,291
		1,389,344
Life Sciences Tools & Services - 2.4%
Science 37 Holdings, Inc. (a)	148,200	214,890
Syneos Health, Inc. (a)	24,138	1,216,072
		1,430,962
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	5,272	262,071
Edgewise Therapeutics, Inc. (a)	18,862	179,378
Fulcrum Therapeutics, Inc. (a)	13,852	77,017
		518,466
TOTAL HEALTH CARE		9,570,028
INDUSTRIALS - 16.2%
Aerospace & Defense - 1.0%
Cadre Holdings, Inc.	8,565	251,554
V2X, Inc. (a)	7,561	309,925
		561,479
Building Products - 4.3%
Builders FirstSource, Inc. (a)	17,000	1,048,220
CSW Industrials, Inc.	6,523	840,945
Hayward Holdings, Inc. (a)(b)	65,933	609,880
		2,499,045
Construction & Engineering - 2.3%
Granite Construction, Inc.	15,185	512,190
Willscot Mobile Mini Holdings (a)	20,105	855,066
		1,367,256
Electrical Equipment - 2.2%
Atkore, Inc. (a)	5,243	499,658
Vertiv Holdings Co. (b)	56,487	808,329
		1,307,987
Professional Services - 4.8%
CACI International, Inc. Class A (a)	3,721	1,131,296
Kforce, Inc.	16,566	1,048,131
TriNet Group, Inc. (a)	10,050	653,049
		2,832,476
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	9,022	508,390
Custom Truck One Source, Inc. Class A (a)	64,896	449,729
		958,119
TOTAL INDUSTRIALS		9,526,362
INFORMATION TECHNOLOGY - 12.4%
Electronic Equipment & Components - 3.2%
Insight Enterprises, Inc. (a)	14,020	1,325,030
Mirion Technologies, Inc. Class A (a)(b)	67,603	546,232
		1,871,262
IT Services - 3.8%
Concentrix Corp.	9,370	1,145,295
Cyxtera Technologies, Inc. Class A (a)	47,247	114,338
ExlService Holdings, Inc. (a)	5,379	978,171
		2,237,804
Semiconductors & Semiconductor Equipment - 1.6%
MaxLinear, Inc. Class A (a)	18,041	557,106
SiTime Corp. (a)	3,926	352,594
		909,700
Software - 2.8%
Elastic NV (a)	8,856	566,341
Five9, Inc. (a)	12,488	752,527
Intapp, Inc. (a)	13,536	304,019
		1,622,887
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	22,226	610,993
TOTAL INFORMATION TECHNOLOGY		7,252,646
MATERIALS - 4.1%
Chemicals - 2.9%
Hawkins, Inc.	7,704	346,911
Intrepid Potash, Inc. (a)	10,966	496,212
Valvoline, Inc.	28,922	849,150
		1,692,273
Metals & Mining - 1.2%
Commercial Metals Co.	10,846	493,493
Gatos Silver, Inc. (a)	62,624	206,659
		700,152
TOTAL MATERIALS		2,392,425
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Sunstone Hotel Investors, Inc.	41,828	466,382
Terreno Realty Corp.	15,274	872,756
		1,339,138
Real Estate Management & Development - 2.3%
Cushman & Wakefield PLC (a)	38,574	445,530
Jones Lang LaSalle, Inc. (a)	5,710	908,404
		1,353,934
TOTAL REAL ESTATE		2,693,072
UTILITIES - 2.1%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	9,945	428,828
Independent Power and Renewable Electricity Producers - 1.4%
NextEra Energy Partners LP	10,586	784,105
TOTAL UTILITIES		1,212,933
TOTAL COMMON STOCKS (Cost $56,794,482)		57,741,275

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	1,003,943	1,004,144
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	2,797,710	2,797,989
TOTAL MONEY MARKET FUNDS (Cost $3,802,133)		3,802,133

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $60,596,615)	61,543,408
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(2,889,900)
NET ASSETS - 100.0%	58,653,508

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,365,902	10,318,059	10,679,817	6,916	-	-	1,004,144	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	4,816,739	20,737,196	22,755,946	4,374	-	-	2,797,989	0.0%
Total	6,182,641	31,055,255	33,435,763	11,290	-	-	3,802,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,410,693	1,410,693	-	-
Consumer Discretionary	7,527,624	7,527,624	-	-
Consumer Staples	2,974,989	2,974,989	-	-
Energy	4,315,953	4,315,953	-	-
Financials	8,864,550	8,864,550	-	-
Health Care	9,570,028	9,570,028	-	-
Industrials	9,526,362	9,526,362	-	-
Information Technology	7,252,646	7,252,646	-	-
Materials	2,392,425	2,392,425	-	-
Real Estate	2,693,072	2,693,072	-	-
Utilities	1,212,933	1,212,933	-	-

Money Market Funds	3,802,133	3,802,133	-	-
Total Investments in Securities:	61,543,408	61,543,408	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,635,292) - See accompanying schedule:
Unaffiliated issuers (cost $56,794,482)	$57,741,275
Fidelity Central Funds (cost $3,802,133)	3,802,133

Total Investment in Securities (cost $60,596,615)		$61,543,408
Receivable for investments sold		257,700
Receivable for fund shares sold		32,851
Dividends receivable		17,034
Distributions receivable from Fidelity Central Funds		2,827
Total assets		61,853,820
Liabilities
Payable for investments purchased	$364,006
Payable for fund shares redeemed	11,137
Accrued management fee	27,369
Collateral on securities loaned	2,797,800
Total Liabilities		3,200,312
Net Assets		$58,653,508
Net Assets consist of:
Paid in capital		$60,089,583
Total accumulated earnings (loss)		(1,436,075)
Net Assets		$58,653,508
Net Asset Value , offering price and redemption price per share ($58,653,508 ÷ 6,015,414 shares)		$9.75

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$176,760
Income from Fidelity Central Funds (including $4,374 from security lending)		11,290
Total Income		188,050
Expenses
Management fee	$167,137
Independent trustees' fees and expenses	96
Total expenses before reductions	167,233
Expense reductions	(21)
Total expenses after reductions		167,212
Net Investment income (loss)		20,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,452,182
Foreign currency transactions	69
Total net realized gain (loss)		1,452,251
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,841,998)
Assets and liabilities in foreign currencies	(526)
Total change in net unrealized appreciation (depreciation)		(2,842,524)
Net gain (loss)		(1,390,273)
Net increase (decrease) in net assets resulting from operations		$(1,369,435)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,838	$247,836
Net realized gain (loss)	1,452,251	10,714,178
Change in net unrealized appreciation (depreciation)	(2,842,524)	(18,596,073)
Net increase (decrease) in net assets resulting from operations	(1,369,435)	(7,634,059)
Distributions to shareholders	(4,797,169)	(15,496,196)
Share transactions
Proceeds from sales of shares	6,023,230	9,809,243
Reinvestment of distributions	4,797,169	15,496,196
Cost of shares redeemed	(3,172,843)	(20,874,801)
Net increase (decrease) in net assets resulting from share transactions	7,647,556	4,430,638
Total increase (decrease) in net assets	1,480,952	(18,699,617)

Net Assets
Beginning of period	57,172,556	75,872,173
End of period	$58,653,508	$57,172,556

Other Information
Shares
Sold	619,734	815,455
Issued in reinvestment of distributions	493,536	1,146,262
Redeemed	(323,808)	(1,596,861)
Net increase (decrease)	789,462	364,856

Financial Highlights
Fidelity® Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$15.61	$9.24	$11.16	$11.02	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.05	.03	.06	.08 E	.06
Net realized and unrealized gain (loss)	(.26)	(1.54)	6.38	(1.88)	.57	1.02
Total from investment operations	(.26)	(1.49)	6.41	(1.82)	.65	1.08
Distributions from net investment income	-	(.06)	(.04)	(.10)	(.05)	(.03)
Distributions from net realized gain	(.93)	(3.13)	-	-	(.46)	(.04)
Total distributions	(.93)	(3.18) F	(.04)	(.10)	(.51)	(.06) F
Net asset value, end of period	$9.75	$10.94	$15.61	$9.24	$11.16	$11.02
Total Return G,H	(2.39)%	(12.54)%	69.44%	(16.50)%	6.43%	10.83%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.60% K	.60%	.60%	.60%	.60%	.60% K
Expenses net of fee waivers, if any	.60% K	.60%	.60%	.60%	.60%	.60% K
Expenses net of all reductions	.60% K	.60%	.56%	.60%	.59%	.59% K
Net investment income (loss)	.07% K	.35%	.27%	.58%	.71% E	.56% K
Supplemental Data
Net assets, end of period (000 omitted)	$58,654	$57,173	$75,872	$72,029	$88,686	$96,525
Portfolio turnover rate L	74% K,M	148% M	136% M	73% M	75% M	90% K,M

A For the period May 25, 2017 (commencement of operations) through April 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .47%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,965,528
Gross unrealized depreciation	(7,278,431)
Net unrealized appreciation (depreciation)	$687,097
Tax cost	$60,856,311

The Fund elected to defer to its next fiscal year $81,228 of ordinary losses recognized during the period January 1, 2022 to April 30, 2022.

The Fund elected defer to its next fiscal year $3,582,395 of capital losses recognized during the period November 1, 2021 to April 30, 2022.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	22,249,161	20,260,241

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	147,924	1,362,383

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	261,037	3,033,247

5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock K6 Fund	$711

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock K6 Fund	998,067	602,604	83,484

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock K6 Fund	$435	$40	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Small Cap Stock K6 Fund	.60%
Actual		$ 1,000	$ 976.10	$ 2.99
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in February 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year period ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Small Cap Stock K6 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Small Cap Stock K6
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
90
89
90
86
92
86
90
86
60
60
60
60
2017
2018
2019
2020
2021

	2017	2018	2019	2020	2021
TMG %	-	6%	6%	6%	6%
Funds	-	389	374	344	330
ASPG Quartile	-	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9883974.105
SLCXK6-SANN-1222
Fidelity® Small Cap Discovery Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Insight Enterprises, Inc.	3.3
Valvoline, Inc.	3.1
FirstCash Holdings, Inc.	3.1
Capcom Co. Ltd.	3.0
LGI Homes, Inc.	2.9
Tempur Sealy International, Inc.	2.9
Concentrix Corp.	2.8
Cullen/Frost Bankers, Inc.	2.7
Beacon Roofing Supply, Inc.	2.6
Jones Lang LaSalle, Inc.	2.5
28.9

Market Sectors (% of Fund's net assets)

Financials	21.2
Industrials	16.1
Consumer Discretionary	13.4
Information Technology	12.6
Health Care	11.5
Real Estate	6.5
Materials	5.4
Communication Services	5.0
Energy	4.0
Consumer Staples	1.9
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 22%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.0%
Entertainment - 3.0%
Capcom Co. Ltd.	3,000,000	83,627,560
Interactive Media & Services - 1.6%
Ziff Davis, Inc. (a)	600,000	46,434,000
Media - 0.4%
Emerald Holding, Inc. (a)	3,173,000	10,597,820
TOTAL COMMUNICATION SERVICES		140,659,380
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.9%
Adient PLC (a)	650,000	22,737,000
Patrick Industries, Inc.	700,000	31,997,000
		54,734,000
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)	900,000	37,530,000
OneSpaWorld Holdings Ltd. (a)	1,500,000	13,605,000
Perdoceo Education Corp. (a)	438,516	5,012,238
		56,147,238
Household Durables - 6.7%
Helen of Troy Ltd. (a)	250,000	23,655,000
LGI Homes, Inc. (a)(b)	900,000	82,845,000
Tempur Sealy International, Inc.	3,050,000	82,014,500
		188,514,500
Multiline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	450,000	25,200,000
Specialty Retail - 1.9%
America's Car Mart, Inc. (a)(b)	200,000	13,672,000
Rent-A-Center, Inc.	1,250,000	26,062,500
Winmark Corp.	50,000	12,582,000
		52,316,500
TOTAL CONSUMER DISCRETIONARY		376,912,238
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Performance Food Group Co. (a)	1,050,000	54,642,000
ENERGY - 4.0%
Energy Equipment & Services - 0.9%
ShawCor Ltd. Class A (a)(c)	3,700,000	26,996,000
Oil, Gas & Consumable Fuels - 3.1%
Brigham Minerals, Inc. Class A	2,200,000	68,200,000
Parkland Corp.	932,400	18,848,531
		87,048,531
TOTAL ENERGY		114,044,531
FINANCIALS - 21.2%
Banks - 8.4%
BOK Financial Corp.	550,000	60,604,500
Cadence Bank	1,500,000	41,475,000
Cullen/Frost Bankers, Inc.	500,000	77,525,000
First Hawaiian, Inc.	1,500,000	38,370,000
PacWest Bancorp	784,800	19,510,128
		237,484,628
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	2,000,000	37,640,000
Consumer Finance - 3.1%
FirstCash Holdings, Inc.	878,500	86,488,325
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (a)	1,200,000	27,792,000
Insurance - 7.4%
Assurant, Inc.	300,000	40,758,000
Enstar Group Ltd. (a)	333,300	66,833,316
First American Financial Corp.	1,400,000	70,560,000
Primerica, Inc.	207,847	30,075,461
		208,226,777
TOTAL FINANCIALS		597,631,730
HEALTH CARE - 11.5%
Biotechnology - 2.4%
Blueprint Medicines Corp. (a)	222,000	11,508,480
Cerevel Therapeutics Holdings (a)	493,500	13,798,260
Erasca, Inc. (a)(b)	1,164,900	9,517,233
Exelixis, Inc. (a)	897,800	14,885,524
Instil Bio, Inc. (a)	988,900	3,263,370
Keros Therapeutics, Inc. (a)	100,000	5,034,000
Mirati Therapeutics, Inc. (a)	148,700	10,010,484
		68,017,351
Health Care Equipment & Supplies - 1.9%
Envista Holdings Corp. (a)(b)	1,500,000	49,515,000
Utah Medical Products, Inc.	50,000	4,477,500
		53,992,500
Health Care Providers & Services - 4.1%
AdaptHealth Corp. (a)	1,000,000	22,800,000
Owens & Minor, Inc.	2,000,000	34,000,000
Premier, Inc.	800,000	27,904,000
R1 Rcm, Inc. (a)	1,750,000	30,905,000
		115,609,000
Life Sciences Tools & Services - 2.2%
Syneos Health, Inc. (a)	1,250,000	62,975,000
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	206,400	10,260,144
Prestige Brands Holdings, Inc. (a)	250,000	13,620,000
		23,880,144
TOTAL HEALTH CARE		324,473,995
INDUSTRIALS - 16.1%
Aerospace & Defense - 0.3%
Rheinmetall AG	50,000	8,128,356
Commercial Services & Supplies - 1.6%
Cimpress PLC (a)	800,000	18,624,000
The Brink's Co.	450,000	26,833,500
		45,457,500
Professional Services - 6.6%
ASGN, Inc. (a)	600,000	50,868,000
BGSF, Inc. (b)	6,216	78,135
Insperity, Inc.	500,000	59,010,000
Kforce, Inc.	750,000	47,452,500
Persol Holdings Co. Ltd.	1,500,000	30,122,062
		187,530,697
Road & Rail - 2.7%
TFI International, Inc.	425,000	38,687,750
TFI International, Inc. (Canada)	400,000	36,410,614
		75,098,364
Trading Companies & Distributors - 4.9%
Beacon Roofing Supply, Inc. (a)	1,300,000	73,255,000
Univar Solutions, Inc. (a)	2,500,000	63,700,000
		136,955,000
TOTAL INDUSTRIALS		453,169,917
INFORMATION TECHNOLOGY - 12.6%
Electronic Equipment & Components - 5.2%
Insight Enterprises, Inc. (a)	1,000,000	94,509,999
TD SYNNEX Corp.	233,000	21,321,830
TTM Technologies, Inc. (a)	2,000,000	30,620,000
		146,451,829
IT Services - 4.8%
Concentrix Corp.	640,900	78,337,207
Genpact Ltd.	1,000,000	48,500,000
Tucows, Inc. (a)(b)	200,000	8,990,000
		135,827,207
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (a)	437,600	29,371,712
Ichor Holdings Ltd. (a)(c)	1,500,000	38,160,000
		67,531,712
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	99,999	5,613,944
TOTAL INFORMATION TECHNOLOGY		355,424,692
MATERIALS - 5.4%
Chemicals - 3.1%
Valvoline, Inc.	3,000,000	88,080,000
Construction Materials - 2.0%
Eagle Materials, Inc.	50,000	6,115,500
RHI Magnesita NV	845,545	17,958,307
Wienerberger AG	1,400,000	32,015,347
		56,089,154
Metals & Mining - 0.3%
ERO Copper Corp. (a)	750,000	8,538,555
TOTAL MATERIALS		152,707,709
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Corporate Office Properties Trust (SBI)	500,000	13,325,000
Douglas Emmett, Inc.	2,500,000	43,975,000
iStar Financial, Inc.	1,000,000	10,480,000
		67,780,000
Real Estate Management & Development - 4.1%
Cushman & Wakefield PLC (a)	3,900,000	45,045,000
Jones Lang LaSalle, Inc. (a)	450,000	71,590,500
		116,635,500
TOTAL REAL ESTATE		184,415,500
UTILITIES - 1.8%
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares (b)	1,200,000	51,744,000
TOTAL COMMON STOCKS (Cost $2,588,264,609)		2,805,825,692

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	16,808,151	16,811,513
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	64,929,308	64,935,801
TOTAL MONEY MARKET FUNDS (Cost $81,747,314)		81,747,314

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $2,670,011,923)	2,887,573,006
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(65,619,443)
NET ASSETS - 100.0%	2,821,953,563

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	30,509,097	231,271,433	244,969,017	230,184	-	-	16,811,513	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	72,558,544	258,482,671	266,105,414	47,923	-	-	64,935,801	0.2%
Total	103,067,641	489,754,104	511,074,431	278,107	-	-	81,747,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Emerald Holding, Inc.	10,087,500	-	2,091,577	-	(9,620,395)	12,222,292	-
Ichor Holdings Ltd.	34,932,000	8,367,773	-	-	-	(5,139,773)	38,160,000
ShawCor Ltd. Class A	13,240,961	1,301,262	-	-	-	12,453,777	26,996,000
Total	58,260,461	9,669,035	2,091,577	-	(9,620,395)	19,536,296	65,156,000

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	140,659,380	140,659,380	-	-
Consumer Discretionary	376,912,238	376,912,238	-	-
Consumer Staples	54,642,000	54,642,000	-	-
Energy	114,044,531	114,044,531	-	-
Financials	597,631,730	597,631,730	-	-
Health Care	324,473,995	324,473,995	-	-
Industrials	453,169,917	453,169,917	-	-
Information Technology	355,424,692	355,424,692	-	-
Materials	152,707,709	152,707,709	-	-
Real Estate	184,415,500	184,415,500	-	-
Utilities	51,744,000	51,744,000	-	-

Money Market Funds	81,747,314	81,747,314	-	-
Total Investments in Securities:	2,887,573,006	2,887,573,006	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,118,233) - See accompanying schedule:
Unaffiliated issuers (cost $2,480,082,593)	$2,740,669,692
Fidelity Central Funds (cost $81,747,314)	81,747,314
Other affiliated issuers (cost $108,182,016)	65,156,000

Total Investment in Securities (cost $2,670,011,923)		$2,887,573,006
Receivable for investments sold		531,686
Receivable for fund shares sold		994,644
Dividends receivable		1,735,459
Distributions receivable from Fidelity Central Funds		25,398
Prepaid expenses		4,607
Other receivables		23,838
Total assets		2,890,888,638
Liabilities
Payable to custodian bank	$23,836
Payable for investments purchased	590,870
Payable for fund shares redeemed	1,214,783
Accrued management fee	1,672,283
Other affiliated payables	462,177
Other payables and accrued expenses	38,723
Collateral on securities loaned	64,932,403
Total Liabilities		68,935,075
Net Assets		$2,821,953,563
Net Assets consist of:
Paid in capital		$2,519,101,283
Total accumulated earnings (loss)		302,852,280
Net Assets		$2,821,953,563
Net Asset Value , offering price and redemption price per share ($2,821,953,563 ÷ 121,165,759 shares)		$23.29

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$19,071,662
Income from Fidelity Central Funds (including $47,923 from security lending)		278,107
Total Income		19,349,769
Expenses
Management fee
Basic fee	$10,053,596
Performance adjustment	2,004,499
Transfer agent fees	2,456,494
Accounting fees	393,960
Custodian fees and expenses	17,405
Independent trustees' fees and expenses	5,210
Registration fees	36,089
Audit	27,375
Legal	1,428
Interest	2,309
Miscellaneous	7,822
Total expenses before reductions	15,006,187
Expense reductions	(53,500)
Total expenses after reductions		14,952,687
Net Investment income (loss)		4,397,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	94,800,710
Affiliated issuers	(9,620,395)
Foreign currency transactions	(158,404)
Total net realized gain (loss)		85,021,911
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(324,694,250)
Affiliated issuers	19,536,296
Assets and liabilities in foreign currencies	(1,038)
Total change in net unrealized appreciation (depreciation)		(305,158,992)
Net gain (loss)		(220,137,081)
Net increase (decrease) in net assets resulting from operations		$(215,739,999)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,397,082	$254,569
Net realized gain (loss)	85,021,911	346,581,483
Change in net unrealized appreciation (depreciation)	(305,158,992)	(453,016,852)
Net increase (decrease) in net assets resulting from operations	(215,739,999)	(106,180,800)
Distributions to shareholders	(226,942,900)	(204,471,823)
Share transactions
Proceeds from sales of shares	92,877,394	626,285,083
Reinvestment of distributions	211,536,085	188,581,982
Cost of shares redeemed	(263,192,090)	(451,388,087)
Net increase (decrease) in net assets resulting from share transactions	41,221,389	363,478,978
Total increase (decrease) in net assets	(401,461,510)	52,826,355

Net Assets
Beginning of period	3,223,415,073	3,170,588,718
End of period	$2,821,953,563	$3,223,415,073

Other Information
Shares
Sold	3,841,286	21,382,243
Issued in reinvestment of distributions	8,906,782	6,434,049
Redeemed	(11,268,846)	(15,421,417)
Net increase (decrease)	1,479,222	12,394,875

Financial Highlights
Fidelity® Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.93	$29.55	$17.11	$23.60	$29.61	$32.05
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	.08	.18	.32 D	.19
Net realized and unrealized gain (loss)	(1.77)	(.74)	13.03	(4.94)	.68	1.53
Total from investment operations	(1.73)	(.74)	13.11	(4.76)	1.00	1.72
Distributions from net investment income	-	(.03)	(.07) E	(.19)	(.22)	(.19)
Distributions from net realized gain	(1.91)	(1.85)	(.60) E	(1.54)	(6.78)	(3.97)
Total distributions	(1.91)	(1.88)	(.67)	(1.73)	(7.01) F	(4.16)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$23.29	$26.93	$29.55	$17.11	$23.60	$29.61
Total Return G,H	(6.55)%	(2.94)%	77.54%	(21.89)%	4.96%	5.46%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.01% K	.98%	.62%	.61%	.61%	.69%
Expenses net of fee waivers, if any	1.01% K	.97%	.62%	.61%	.61%	.69%
Expenses net of all reductions	1.01% K	.97%	.61%	.61%	.60%	.68%
Net investment income (loss)	.30% K	.01%	.33%	.81%	1.29% D	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,821,954	$3,223,415	$3,170,589	$1,880,740	$3,019,025	$4,507,452
Portfolio turnover rate L	22% K	26%	33%	52%	32%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$646,888,603
Gross unrealized depreciation	(429,950,232)
Net unrealized appreciation (depreciation)	$216,938,371
Tax cost	$2,670,634,635

The Fund intends to elect to defer to its next fiscal year $3,172,912 of ordinary losses recognized during the period January 1, 2022 to April 30, 2022.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	320,145,767	499,918,928

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- 20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Small Cap Discovery Fund	$9,263

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Discovery Fund	Borrower	$ 8,359,667	3.32%	$ 2,309

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Discovery Fund	13,462,845	5,810,897	1,115,856

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Discovery Fund	$ 2,729

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Discovery Fund	$5,050	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $250.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $53,250.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Discovery Fund	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Small Cap Discovery Fund	20%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Small Cap Discovery Fund	1.01%
Actual		$ 1,000	$ 934.50	$ 4.92
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Small Cap Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.
Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.749363.122
SMR-SANN-1222

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust ’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust ’s (the “Trust ”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust ’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust ’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022